UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Aggressive Growth Portfolio

September 30, 2005

1.808772.101 VIPAG QTLY 1105

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 96.7%
	Shares	Value

CONSUMER DISCRETIONARY 14.6%
Hotels, Restaurants & Leisure 2.0%
Penn National Gaming, Inc. (a)	4,864	$151,319
Station Casinos, Inc.	2,600	172,536
		323,855
Household Durables 5.9%
D.R. Horton, Inc.	9,000	325,980
Fortune Brands, Inc.	3,700	300,921
KB Home	2,300	168,360
Toll Brothers, Inc. (a)	3,700	165,279
		960,540
Media 2.0%
Getty Images, Inc. (a)	1,770	152,291
XM Satellite Radio Holdings, Inc.
Class A (a)	4,600	165,186
		317,477
Specialty Retail 4.7%
Abercrombie & Fitch Co. Class A	3,400	169,490
Best Buy Co., Inc.	3,850	167,591
Tiffany & Co., Inc.	4,200	167,034
Urban Outfitters, Inc. (a)	8,400	246,960
		751,075

TOTAL CONSUMER DISCRETIONARY		2,352,947

CONSUMER STAPLES 2.5%
Food & Staples Retailing – 2.0%
Whole Foods Market, Inc.	2,350	315,958
Food Products – 0.5%
Delta & Pine Land Co.	3,000	79,230

TOTAL CONSUMER STAPLES		395,188

ENERGY 9.9%
Energy Equipment & Services – 3.5%
Baker Hughes, Inc.	2,600	155,168
Halliburton Co.	3,800	260,376
Weatherford International Ltd. (a)	2,230	153,112
		568,656
Oil, Gas & Consumable Fuels 6.4%
Arch Coal, Inc.	2,400	162,000
EOG Resources, Inc.	4,220	316,078
Peabody Energy Corp.	2,800	236,180
Range Resources Corp.	4,100	158,301
Valero Energy Corp.	1,400	158,284
		1,030,843

TOTAL ENERGY		1,599,499

FINANCIALS – 0.2%
Diversified Financial Services – 0.1%
Indiabulls Financial Services Ltd. GDR (b)	4,803	21,636

	Shares	Value
Real Estate 0.1%
Sinochem Hong Kong Holding Ltd. (a)	89,400	$15,673

TOTAL FINANCIALS		37,309

HEALTH CARE 26.5%
Biotechnology – 6.5%
Alnylam Pharmaceuticals, Inc. (a)	5,987	67,653
Amgen, Inc. (a)	2,900	231,043
Celgene Corp. (a)	4,540	246,613
Gilead Sciences, Inc. (a)	3,300	160,908
MedImmune, Inc. (a)	4,700	158,155
Protein Design Labs, Inc. (a)	6,300	176,400
		1,040,772
Health Care Equipment & Supplies 11.7%
Alcon, Inc.	1,200	153,456
American Medical Systems Holdings,
Inc. (a)	8,400	169,260
Cyberonics, Inc. (a)	10,200	304,368
INAMED Corp. (a)	2,100	158,928
Integra LifeSciences Holdings Corp. (a) .	4,400	168,344
Kyphon, Inc. (a)	3,700	162,578
Mentor Corp.	3,300	181,533
NeuroMetrix, Inc. (a)	2,810	83,654
NuVasive, Inc. (a)	8,100	151,794
ResMed, Inc. (a)	2,200	175,230
Ventana Medical Systems, Inc. (a)	4,500	171,315
		1,880,460
Health Care Providers & Services 4.9%
Caremark Rx, Inc. (a)	3,400	169,762
Covance, Inc. (a)	3,200	153,568
Henry Schein, Inc. (a)	3,900	166,218
Humana, Inc. (a)	3,250	155,610
Sierra Health Services, Inc. (a)	2,200	151,514
		796,672
Pharmaceuticals 3.4%
Allergan, Inc.	1,700	155,754
Medicis Pharmaceutical Corp. Class A	7,200	234,432
Sepracor, Inc. (a)	2,700	159,273
		549,459

TOTAL HEALTH CARE		4,267,363

INDUSTRIALS – 9.5%
Aerospace & Defense – 1.0%
Rockwell Collins, Inc.	3,400	164,288
Air Freight & Logistics – 3.2%
C.H. Robinson Worldwide, Inc.	2,600	166,712
Expeditors International of Washington,
Inc.	3,000	170,340
UTI Worldwide, Inc.	2,247	174,592
		511,644

Quarterly Report 2

Common Stocks continued
	Shares	Value

INDUSTRIALS – continued
Commercial Services & Supplies 1.0%
Stericycle, Inc. (a)	2,800	$160,020
Construction & Engineering – 0.7%
Quanta Services, Inc. (a)	9,000	114,840
Electrical Equipment 2.6%
AMETEK, Inc.	4,300	184,771
Rockwell Automation, Inc.	4,300	227,470
		412,241
Trading Companies & Distributors – 1.0%
MSC Industrial Direct Co., Inc. Class A	5,000	165,850

TOTAL INDUSTRIALS		1,528,883

INFORMATION TECHNOLOGY 24.8%
Communications Equipment – 6.9%
ADC Telecommunications, Inc. (a)	6,900	157,734
Comverse Technology, Inc. (a)	6,865	180,344
Corning, Inc. (a)	23,300	450,389
Ixia (a)	10,900	160,339
Juniper Networks, Inc. (a)	6,900	164,151
		1,112,957
Internet Software & Services 2.5%
Google, Inc. Class A (sub. vtg.) (a)	1,010	319,625
VeriSign, Inc. (a)	3,900	83,343
		402,968
Semiconductors & Semiconductor Equipment – 10.3%
ARM Holdings PLC sponsored ADR	25,600	160,512
ASML Holding NV (NY Shares) (a)	9,400	155,194
Intersil Corp. Class A	7,500	163,350
KLA Tencor Corp.	3,308	161,298
Microchip Technology, Inc.	8,087	243,580
National Semiconductor Corp.	6,400	168,320
NVIDIA Corp. (a)	15,263	523,213
PMC Sierra, Inc. (a)	9,116	80,312
		1,655,779
Software 5.1%
Activision, Inc. (a)	7,960	162,782
Citrix Systems, Inc. (a)	6,950	174,723
Cognos, Inc. (a)	4,200	162,458
Hyperion Solutions Corp. (a)	3,620	176,113
Shanda Interactive Entertainment Ltd.
sponsored ADR (a)	5,800	156,890
		832,966

TOTAL INFORMATION TECHNOLOGY		4,004,670

MATERIALS 8.7%
Chemicals 6.6%
Agrium, Inc.	16,100	354,239

	Shares	Value
Monsanto Co.	5,140	$ 322,535
Potash Corp. of Saskatchewan	4,200	391,388
		1,068,162
Construction Materials – 2.1%
Florida Rock Industries, Inc.	2,750	176,248
Martin Marietta Materials, Inc.	2,000	156,920
		333,168
TOTAL MATERIALS		1,401,330

TOTAL COMMON STOCKS
(Cost $14,323,693)		15,587,189

TOTAL INVESTMENT PORTFOLIO 96.7%
(Cost $14,323,693)		15,587,189

NET OTHER ASSETS 3.3%		539,972
NET ASSETS 100%		$ 16,127,161
Legend

(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $21,636 or 0.1% of net assets.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $14,373,547. Net unrealized appreciation aggregated $1,213,642, of which $1,816,328 related to appreciated investment securities and $602,686 related to depreciated investment securities.

3 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

4

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Balanced Portfolio

September 30, 2005

1.808794.101 VIPBAL QTLY 1105

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 69.0%
	Shares	Value

CONSUMER DISCRETIONARY 6.6%
Auto Components – 0.3%
American Axle & Manufacturing
Holdings, Inc.	19,800	$456,984
Delphi Corp. (a)	33,000	91,080
Lear Corp.	3,400	115,498
LKQ Corp. (a)	5,100	154,020
TRW Automotive Holdings Corp. (a)	13,300	390,222
		1,207,804
Distributors 0.0%
Prestige Brands Holdings, Inc.	1,000	12,320
Diversified Consumer Services 0.2%
Career Education Corp. (a)	7,600	270,256
Carriage Services, Inc. Class A (a)	12,700	80,518
Education Management Corp. (a)	2,300	74,152
Service Corp. International (SCI)	16,400	135,956
		560,882
Hotels, Restaurants & Leisure 0.9%
Boyd Gaming Corp.	2,500	107,800
Brinker International, Inc.	7,800	292,968
Carnival Corp. unit	4,600	229,908
Kerzner International Ltd. (a)	8,900	494,395
McDonald’s Corp.	29,700	994,653
Outback Steakhouse, Inc.	3,800	139,080
Royal Caribbean Cruises Ltd.	12,000	518,400
Six Flags, Inc. (a)	10,600	76,214
Station Casinos, Inc.	300	19,908
WMS Industries, Inc. (a)	9,400	264,422
		3,137,748
Household Durables 1.2%
D.R. Horton, Inc.	15,000	543,300
KB Home	11,400	834,480
LG Electronics, Inc.	3,600	241,150
Pulte Homes, Inc.	1,000	42,920
Ryland Group, Inc.	7,300	499,466
Sharp Corp.	16,000	231,743
Standard Pacific Corp.	8,400	348,684
Techtronic Industries Co. Ltd.	166,000	424,771
Tempur Pedic International, Inc. (a)	1,100	13,024
Toll Brothers, Inc. (a)	19,500	871,065
		4,050,603
Internet & Catalog Retail 0.1%
eBay, Inc. (a)	8,500	350,200
Leisure Equipment & Products 0.1%
Brunswick Corp.	8,700	328,251
Media 2.6%
ADVO, Inc.	5,400	168,966
Citadel Broadcasting Corp. (a)	41,500	569,795
Clear Channel Communications, Inc.	9,700	319,033
Discovery Holding Co. Class A (a)	2,090	30,180
E.W. Scripps Co. Class A	7,100	354,787

	Shares	Value
EchoStar Communications Corp. Class A	20,036	$592,465
Lagardere S.C.A. (Reg.)	5,200	369,163
Lamar Advertising Co. Class A (a)	22,000	997,920
Liberty Global, Inc.:
Class A	13,000	352,040
Class C (a)	13,000	334,750
Liberty Media Corp. Class A (a)	52,900	425,845
McGraw Hill Companies, Inc.	6,000	288,240
News Corp. Class A	44,700	696,873
NTL, Inc. (a)	14,300	955,240
Omnicom Group, Inc.	3,600	301,068
Radio One, Inc. Class D (non vtg.) (a)	11,000	144,650
Salem Communications Corp. Class A (a)	6,300	116,172
SES Global unit	11,906	186,225
The DIRECTV Group, Inc. (a)	18,800	281,624
TVN SA	24,756	432,718
Vivendi Universal SA sponsored ADR	3,600	117,828
Walt Disney Co.	30,800	743,204
		8,778,786
Multiline Retail – 0.3%
Dollar Tree Stores, Inc. (a)	4,600	99,590
Family Dollar Stores, Inc.	3,400	67,558
Federated Department Stores, Inc.	4,700	314,289
Fred’s, Inc. Class A	19,900	248,949
JCPenney Co., Inc.	6,800	322,456
Target Corp.	500	25,965
		1,078,807
Specialty Retail 0.9%
Aeropostale, Inc. (a)	8,900	189,125
Best Buy Co., Inc.	4,050	176,297
Big 5 Sporting Goods Corp.	9,500	226,670
Circuit City Stores, Inc.	2,900	49,764
Edgars Consolidated Stores Ltd.	10,300	51,398
Finish Line, Inc. Class A	1,000	14,590
Foot Locker, Inc.	17,100	375,174
Home Depot, Inc.	16,200	617,868
Linens ’N Things, Inc. (a)	5,600	149,520
OfficeMax, Inc.	3,500	110,845
Pacific Sunwear of California, Inc. (a)	15,300	328,032
Ross Stores, Inc.	7,100	168,270
Sports Authority, Inc. (a)	2,000	58,880
Staples, Inc.	7,800	166,296
The Pep Boys – Manny, Moe & Jack	12,700	175,768
TJX Companies, Inc.	4,900	100,352
		2,958,849

TOTAL CONSUMER DISCRETIONARY		22,464,250

CONSUMER STAPLES 3.9%
Beverages 0.3%
Coca Cola Enterprises, Inc.	6,700	130,650

Quarterly Report 6

Common Stocks continued

	Shares	Value

CONSUMER STAPLES – continued
Beverages – continued
Diageo PLC sponsored ADR	800	$46,408
The Coca Cola Co.	17,100	738,549
		915,607
Food & Staples Retailing – 0.9%
CVS Corp.	26,300	762,963
Jean Coutu Group, Inc. Class A
(sub. vtg.)	17,300	308,025
Rite Aid Corp. (a)	18,800	72,944
Safeway, Inc.	17,700	453,120
Wal Mart de Mexico SA de CV Series V	12,800	65,148
Wal Mart Stores, Inc.	32,700	1,432,914
		3,095,114
Food Products – 0.8%
Archer Daniels Midland Co.	1,900	46,854
Bunge Ltd.	5,300	278,886
Corn Products International, Inc.	21,400	431,638
General Mills, Inc.	7,300	351,860
Global Bio Chem Technology Group Co.
Ltd.	280,000	128,137
Groupe Danone	2,000	215,563
Kellogg Co.	5,500	253,715
McCormick & Co., Inc. (non vtg.)	2,400	78,312
Nestle SA (Reg.)	854	250,109
The J.M. Smucker Co.	8,200	398,028
TreeHouse Foods, Inc. (a)	3,240	87,091
Tyson Foods, Inc. Class A	7,200	129,960
		2,650,153
Household Products – 0.3%
Colgate Palmolive Co.	16,400	865,756
Spectrum Brands, Inc. (a)	6,300	148,365
		1,014,121
Personal Products 0.4%
Alberto Culver Co.	4,700	210,325
Avon Products, Inc.	7,500	202,500
Gillette Co.	18,400	1,070,880
		1,483,705
Tobacco – 1.2%
Altria Group, Inc.	52,950	3,902,945

TOTAL CONSUMER STAPLES		13,061,645

ENERGY 9.4%
Energy Equipment & Services – 6.2%
BJ Services Co.	47,400	1,705,926
Grant Prideco, Inc. (a)	75,700	3,077,205
Grey Wolf, Inc. (a)	55,500	467,865
Halliburton Co.	145,500	9,969,642
Nabors Industries Ltd. (a)	6,000	430,980

	Shares	Value
Pride International, Inc. (a)	137,100	$3,908,721
Weatherford International Ltd. (a)	22,200	1,524,252
		21,084,591
Oil, Gas & Consumable Fuels 3.2%
Cabot Oil & Gas Corp.	6,500	328,315
Canadian Natural Resources Ltd.	4,100	185,145
Chesapeake Energy Corp.	22,000	841,500
CNX Gas Corp. (a)(e)	2,600	53,300
El Paso Corp.	14,700	204,330
EnCana Corp.	16,100	939,605
Goodrich Petroleum Corp. (a)	700	16,429
Holly Corp.	10,800	690,984
KCS Energy, Inc. (a)	1,900	52,307
Massey Energy Co.	3,900	199,173
McMoRan Exploration Co. (a)	9,100	176,904
OMI Corp.	6,800	121,516
Penn Virginia Corp.	6,700	386,657
Petroleum Development Corp. (a)	4,400	168,696
Plains Exploration & Production Co. (a) .	7,500	321,150
Quicksilver Resources, Inc. (a)	16,800	802,872
Range Resources Corp.	15,300	590,733
Southwestern Energy Co. (a)	3,500	256,900
Ultra Petroleum Corp. (a)	5,100	290,088
Valero Energy Corp.	34,500	3,900,570
World Fuel Services Corp.	2,400	77,880
		10,605,054

TOTAL ENERGY		31,689,645

FINANCIALS 11.9%
Capital Markets 1.6%
Affiliated Managers Group, Inc. (a)	900	65,178
E*TRADE Financial Corp. (a)	28,600	503,360
Goldman Sachs Group, Inc.	7,700	936,166
Investors Financial Services Corp.	1,500	49,350
Janus Capital Group, Inc.	9,200	132,940
Lazard Ltd.:
unit	4,400	111,945
Class A	6,300	159,390
Lehman Brothers Holdings, Inc.	8,000	931,840
Merrill Lynch & Co., Inc.	22,300	1,368,105
Morgan Stanley	10,200	550,188
Nuveen Investments, Inc. Class A	8,000	315,120
State Street Corp.	6,400	313,088
		5,436,670
Commercial Banks – 2.4%
Bank of America Corp.	90,500	3,810,050
Cathay General Bancorp	1,900	67,374
SVB Financial Group (a)	8,500	413,440
UCBH Holdings, Inc.	36,800	674,176
UnionBanCal Corp.	3,800	264,936
Wachovia Corp.	38,800	1,846,492
Wells Fargo & Co.	7,400	433,418

7 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

FINANCIALS – continued
Commercial Banks – continued
Wilshire Bancorp, Inc.	16,700	$255,510
Wintrust Financial Corp.	5,900	296,534
		8,061,930
Consumer Finance – 0.3%
American Express Co.	9,400	539,936
Capital One Financial Corp.	5,000	397,600
MBNA Corp.	4,800	118,272
		1,055,808
Diversified Financial Services – 1.8%
Citigroup, Inc.	85,800	3,905,616
JPMorgan Chase & Co.	61,700	2,093,481
		5,999,097
Insurance – 3.2%
ACE Ltd.	18,200	856,674
AFLAC, Inc.	11,800	534,540
AMBAC Financial Group, Inc.	6,300	453,978
American International Group, Inc.	63,550	3,937,558
Aspen Insurance Holdings Ltd.	2,000	59,100
Assurant, Inc.	6,900	262,614
Axis Capital Holdings Ltd.	3,000	85,530
Endurance Specialty Holdings Ltd.	3,700	126,207
Genworth Financial, Inc. Class A
(non vtg.)	9,700	312,728
Hartford Financial Services Group, Inc.	10,200	787,134
Hilb Rogal & Hobbs Co.	5,400	201,528
MBIA, Inc.	10,800	654,696
MetLife, Inc.	1,700	84,711
Montpelier Re Holdings Ltd.	9,500	236,075
PartnerRe Ltd.	4,000	256,200
Platinum Underwriters Holdings Ltd.	6,900	206,241
Scottish Re Group Ltd.	21,300	507,792
Specialty Underwriters’ Alliance, Inc.	12,500	102,125
The St. Paul Travelers Companies, Inc.	15,249	684,223
Universal American Financial Corp. (a) .	7,100	161,454
USI Holdings Corp. (a)	17,900	232,521
XL Capital Ltd. Class A	3,300	224,499
		10,968,128
Real Estate 0.8%
Alexandria Real Estate Equities, Inc.	1,100	90,959
BRE Properties, Inc. Class A	200	8,900
CBL & Associates Properties, Inc.	3,400	139,366
Corporate Office Properties Trust (SBI)	3,000	104,850
Digital Realty Trust, Inc.	2,300	41,400
Duke Realty Corp.	1,600	54,208
Education Realty Trust, Inc. (k)	4,406	66,222
Equity Office Properties Trust	6,000	196,260
Equity Residential (SBI)	10,600	401,210
General Growth Properties, Inc.	7,200	323,496
Highwoods Properties, Inc. (SBI)	2,300	67,873
Pennsylvania (REIT) (SBI)	2,300	97,014

	Shares	Value
Reckson Associates Realty Corp.	5,700	$196,935
Trizec Properties, Inc.	10,900	251,354
United Dominion Realty Trust, Inc. (SBI) .	9,500	225,150
Vornado Realty Trust	3,300	285,846
		2,551,043
Thrifts & Mortgage Finance – 1.8%
Countrywide Financial Corp.	11,600	382,568
Doral Financial Corp.	9,100	118,937
Fannie Mae	17,500	784,350
Fidelity Bankshares, Inc.	7,400	226,070
First Niagara Financial Group, Inc.	4,500	64,980
Freddie Mac	28,200	1,592,172
Golden West Financial Corp., Delaware	2,500	148,475
Hudson City Bancorp, Inc.	22,400	266,560
KNBT Bancorp, Inc.	5,000	77,850
MGIC Investment Corp.	2,300	147,660
NetBank, Inc.	26,100	216,891
New York Community Bancorp, Inc.	13,300	218,120
NewAlliance Bancshares, Inc.	17,900	262,056
R&G Financial Corp. Class B	41,700	573,375
Sovereign Bancorp, Inc.	27,800	612,712
W Holding Co., Inc.	34,700	331,732
		6,024,508

TOTAL FINANCIALS		40,097,184

HEALTH CARE 7.6%
Biotechnology – 0.7%
Affymetrix, Inc. (a)	600	27,738
Alkermes, Inc. (a)	17,900	300,720
Angiotech Pharmaceuticals, Inc. (a)	10,300	143,435
Biogen Idec, Inc. (a)	6,500	256,620
Cephalon, Inc. (a)	7,000	324,940
Charles River Laboratories International,
Inc. (a)	5,500	239,910
Genentech, Inc. (a)	4,100	345,261
MedImmune, Inc. (a)	4,000	134,600
OSI Pharmaceuticals, Inc. (a)	12,500	365,500
Serologicals Corp. (a)	4,300	97,008
		2,235,732
Health Care Equipment & Supplies 2.0%
Alcon, Inc.	2,000	255,760
Baxter International, Inc.	19,400	773,478
Beckman Coulter, Inc.	5,700	307,686
Becton, Dickinson & Co.	4,100	214,963
C.R. Bard, Inc.	8,300	548,049
CONMED Corp. (a)	6,600	184,008
Cooper Companies, Inc.	1,500	114,915
Cytyc Corp. (a)	4,700	126,195
Dade Behring Holdings, Inc.	31,600	1,158,456
Fisher & Paykel Healthcare Corp.	19,793	51,082
Fisher Scientific International, Inc. (a)	5,200	322,660
Guidant Corp.	4,400	303,116

Quarterly Report 8

Common Stocks continued

	Shares	Value

HEALTH CARE continued
Health Care Equipment & Supplies – continued
Medtronic, Inc.	4,800	$257,376
St. Jude Medical, Inc. (a)	2,000	93,600
Synthes, Inc.	3,505	410,059
Thermo Electron Corp. (a)	17,000	525,300
Varian, Inc. (a)	9,400	322,608
Waters Corp. (a)	16,700	694,720
		6,664,031
Health Care Providers & Services	3.0%
Aetna, Inc.	4,800	413,472
AmerisourceBergen Corp.	2,300	177,790
Cardinal Health, Inc.	19,900	1,262,456
Caremark Rx, Inc. (a)	6,800	339,524
DaVita, Inc. (a)	3,900	179,673
Health Net, Inc. (a)	16,500	780,780
Humana, Inc. (a)	10,100	483,588
McKesson Corp.	18,900	896,805
Medco Health Solutions, Inc. (a)	7,200	394,776
Omnicare, Inc.	1,500	84,345
PacifiCare Health Systems, Inc. (a)	12,000	957,360
Psychiatric Solutions, Inc. (a)	2,200	119,306
Quest Diagnostics, Inc.	2,700	136,458
Sierra Health Services, Inc. (a)	2,300	158,401
Sunrise Senior Living, Inc. (a)	3,900	260,286
UnitedHealth Group, Inc.	45,900	2,579,580
WebMD Corp. (a)	30,400	336,832
WebMD Health Corp. Class A	600	14,789
WellPoint, Inc. (a)	9,800	743,036
		10,319,257
Pharmaceuticals 1.9%
Atherogenics, Inc. (a)	12,000	192,360
Barr Pharmaceuticals, Inc. (a)	8,100	444,852
Cipla Ltd.	11,414	98,650
Connetics Corp. (a)	32,900	556,339
Johnson & Johnson	25,800	1,632,624
Novartis AG sponsored ADR	14,700	749,700
Pfizer, Inc.	26,400	659,208
Schering Plough Corp.	13,200	277,860
Teva Pharmaceutical Industries Ltd.
sponsored ADR	20,900	698,478
Wyeth	25,000	1,156,750
		6,466,821

TOTAL HEALTH CARE		25,685,841

INDUSTRIALS – 9.0%
Aerospace & Defense – 1.4%
BE Aerospace, Inc. (a)	2,330	38,608
EADS NV	16,500	585,195
Goodrich Corp.	4,700	208,398
Hexcel Corp. (a)	15,800	288,982

	Shares	Value
Honeywell International, Inc.	24,400	$915,000
Lockheed Martin Corp.	7,600	463,904
Meggitt PLC	33,421	191,220
Northrop Grumman Corp.	2,700	146,745
Precision Castparts Corp.	15,500	823,050
Raytheon Co.	4,400	167,288
Rockwell Collins, Inc.	6,400	309,248
United Technologies Corp.	13,700	710,208
		4,847,846
Air Freight & Logistics – 0.2%
EGL, Inc. (a)	11,200	304,080
FedEx Corp.	2,700	235,251
Forward Air Corp.	500	18,420
UTI Worldwide, Inc.	2,900	225,330
		783,081
Airlines – 0.5%
ACE Aviation Holdings, Inc. Class A (a) .	10,600	323,762
AirTran Holdings, Inc. (a)	76,700	971,022
Frontier Airlines, Inc. (a)	31,461	307,689
US Airways Group, Inc. (a)	9,200	193,292
		1,795,765
Building Products – 0.1%
American Standard Companies, Inc.	4,300	200,165
Masco Corp.	5,400	165,672
		365,837
Commercial Services & Supplies 0.3%
Cendant Corp.	26,000	536,640
Cintas Corp.	2,800	114,940
Corrections Corp. of America (a)	3,900	154,830
Herman Miller, Inc.	1,400	42,420
Kforce, Inc. (a)	3,300	33,990
		882,820
Construction & Engineering – 1.8%
Dycom Industries, Inc. (a)	34,400	695,568
Fluor Corp.	27,200	1,751,136
Foster Wheeler Ltd. (a)	18,800	580,732
Granite Construction, Inc.	13,400	512,416
Infrasource Services, Inc. (a)	4,600	66,930
Jacobs Engineering Group, Inc. (a)	3,800	256,120
MasTec, Inc. (a)	27,300	297,570
McDermott International, Inc. (a)	3,700	135,457
Perini Corp. (a)	13,600	247,520
Shaw Group, Inc. (a)	24,100	594,306
SNC Lavalin Group, Inc.	800	51,684
URS Corp. (a)	16,400	662,396
Washington Group International, Inc. (a)	1,800	97,002
		5,948,837
Electrical Equipment 0.3%
A.O. Smith Corp.	8,300	236,550
ABB Ltd. sponsored ADR (a)	27,500	202,400
Acuity Brands, Inc.	4,400	130,548

9 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Electrical Equipment – continued
American Power Conversion Corp.		10,300	$266,770
Cooper Industries Ltd. Class A		1,800	124,452
			960,720
Industrial Conglomerates 2.5%
3M Co.		7,500	550,200
General Electric Co.		173,500	5,841,745
Smiths Group PLC		22,869	386,990
Tyco International Ltd.		53,800	1,498,330
			8,277,265
Machinery – 0.9%
AGCO Corp. (a)		2,400	43,680
Albany International Corp. Class A		4,700	173,289
Atlas Copco AB (B Shares)		15,200	262,825
Briggs & Stratton Corp.		6,400	221,376
Danaher Corp.		4,400	236,852
Deere & Co.		6,600	403,920
Manitowoc Co., Inc.		3,100	155,775
SPX Corp.		10,500	482,475
Timken Co.		21,800	645,934
Wabash National Corp		6,300	123,858
Watts Water Technologies, Inc. Class A	.	3,900	112,515
			2,862,499
Marine – 0.1%
Alexander & Baldwin, Inc.		6,200	330,088
Seaspan Corp.		3,900	75,465
			405,553
Road & Rail 0.6%
Burlington Northern Santa Fe Corp.		10,400	621,920
Laidlaw International, Inc.		29,100	703,347
Norfolk Southern Corp.		20,800	843,648
U.S. Xpress Enterprises, Inc. Class A (a)	.	952	11,100
			2,180,015
Trading Companies & Distributors – 0.3%
Ashtead Group PLC (a)		2,000	4,888
UAP Holding Corp.		12,000	217,200
United Rentals, Inc. (a)		2,000	39,420
WESCO International, Inc. (a)		23,000	779,010
			1,040,518

TOTAL INDUSTRIALS			30,350,756

INFORMATION TECHNOLOGY 10.9%
Communications Equipment – 0.8%
Andrew Corp. (a)		11,500	128,225
Avaya, Inc. (a)		59,800	615,940
Avocent Corp. (a)		7,900	249,956
Harris Corp.		9,300	388,740
Juniper Networks, Inc. (a)		7,700	183,183

	Shares	Value
Motorola, Inc.	32,000	$706,880
QUALCOMM, Inc.	8,900	398,275
		2,671,199
Computers & Peripherals 1.3%
Dell, Inc. (a)	2,000	68,400
EMC Corp. (a)	20,400	263,976
Hewlett Packard Co.	40,700	1,188,440
Lexmark International, Inc. Class A (a)	4,000	244,200
Maxtor Corp. (a)	143,700	632,280
McDATA Corp. Class A (a)	49,600	259,904
NCR Corp. (a)	6,800	216,988
Network Appliance, Inc. (a)	500	11,870
SanDisk Corp. (a)	4,900	236,425
Seagate Technology	50,700	803,595
Western Digital Corp. (a)	40,700	526,251
		4,452,329
Electronic Equipment & Instruments – 2.2%
Agilent Technologies, Inc. (a)	29,800	975,950
Avnet, Inc. (a)	14,600	356,970
Bell Microproducts, Inc. (a)	23,700	237,711
Celestica, Inc. (sub. vtg.) (a)	66,700	747,549
Flextronics International Ltd. (a)	71,100	913,635
Hon Hai Precision Industry Co. Ltd.
(Foxconn) unit	46,037	421,701
Ingram Micro, Inc. Class A (a)	35,900	665,586
KEMET Corp. (a)	10,300	86,314
Mettler Toledo International, Inc. (a)	5,500	280,390
Molex, Inc.	8,600	229,448
Sanmina SCI Corp. (a)	58,700	251,823
Solectron Corp. (a)	271,900	1,063,129
Symbol Technologies, Inc.	64,600	625,328
Tech Data Corp. (a)	5,700	209,247
Tektronix, Inc.	11,900	300,237
Trimble Navigation Ltd. (a)	1,500	50,535
Vishay Intertechnology, Inc. (a)	15,300	182,835
		7,598,388
Internet Software & Services 0.5%
Google, Inc. Class A (sub. vtg.) (a)	3,150	996,849
Yahoo!, Inc. (a)	16,800	568,512
		1,565,361
IT Services 0.2%
Ceridian Corp. (a)	22,500	466,875
Wright Express Corp.	5,900	127,381
		594,256
Office Electronics – 0.2%
Xerox Corp. (a)	52,400	715,260
Semiconductors & Semiconductor Equipment – 4.2%
Advanced Energy Industries, Inc. (a)	9,900	106,524
Agere Systems, Inc. (a)	97,700	1,017,057
AMIS Holdings, Inc. (a)	2,900	34,394
Amkor Technology, Inc. (a)	53,600	234,768
Analog Devices, Inc.	3,600	133,704

Quarterly Report 10

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Asat Holdings Ltd. sponsored ADR (a)	33,200	$27,888
ASM International NV (Nasdaq) (a)	8,300	117,113
ASML Holding NV (NY Shares) (a)	34,400	567,944
ATI Technologies, Inc. (a)	2,900	40,085
ATMI, Inc. (a)	42,400	1,314,400
Axcelis Technologies, Inc. (a)	70,900	370,098
Cascade Microtech, Inc.	8,700	117,102
Credence Systems Corp. (a)	70,100	559,398
Cymer, Inc. (a)	14,000	438,480
Cypress Semiconductor Corp. (a)	8,700	130,935
Fairchild Semiconductor International,
Inc. (a)	52,100	774,206
FormFactor, Inc. (a)	11,800	269,276
Freescale Semiconductor, Inc.:
Class A (a)	71,200	1,666,792
Class B (a)	90,000	2,122,200
Integrated Device Technology, Inc. (a)	7,300	78,402
Intel Corp.	4,700	115,855
Intersil Corp. Class A	40,100	873,378
Linear Technology Corp.	3,600	135,324
LTX Corp. (a)	88,200	372,204
Maxim Integrated Products, Inc.	1,400	59,710
Microchip Technology, Inc.	5,800	174,696
National Semiconductor Corp.	49,300	1,296,590
ON Semiconductor Corp. (a)	28,400	146,828
Samsung Electronics Co. Ltd.	880	495,869
Silicon Laboratories, Inc. (a)	11,300	343,407
		14,134,627
Software 1.5%
Activision, Inc. (a)	9,100	186,095
BEA Systems, Inc. (a)	60,100	539,698
Cadence Design Systems, Inc. (a)	22,200	358,752
Citrix Systems, Inc. (a)	5,500	138,270
Cognos, Inc. (a)	10,400	402,278
FileNET Corp. (a)	6,000	167,400
Hyperion Solutions Corp. (a)	5,000	243,250
JDA Software Group, Inc. (a)	2,900	44,022
Macrovision Corp. (a)	24,706	471,885
Microsoft Corp.	76,000	1,955,480
Oracle Corp. (a)	2,900	35,931
Symantec Corp. (a)	12,905	292,427
Take Two Interactive Software, Inc. (a)	9,800	216,482
TIBCO Software, Inc. (a)	10,900	91,124
Ulticom, Inc. (a)	2,200	24,266
		5,167,360

TOTAL INFORMATION TECHNOLOGY		36,898,780

MATERIALS 4.6%
Chemicals 1.9%
Air Products & Chemicals, Inc.	2,800	154,392

	Shares	Value
Airgas, Inc.	14,300	$423,709
Albemarle Corp.	11,400	429,780
Ashland, Inc.	11,200	618,688
Celanese Corp. Class A	17,300	298,425
Chemtura Corp.	17,400	216,108
Dow Chemical Co.	12,200	508,374
Georgia Gulf Corp.	8,300	199,864
Lubrizol Corp.	1,700	73,661
Lyondell Chemical Co.	42,100	1,204,902
Monsanto Co.	11,000	690,250
Mosaic Co. (a)	25,600	410,112
NOVA Chemicals Corp.	18,200	669,233
Olin Corp.	2,000	37,980
Praxair, Inc.	6,500	311,545
Rhodia SA (a)	135,700	277,347
		6,524,370
Construction Materials – 0.4%
Florida Rock Industries, Inc.	1,950	124,976
Martin Marietta Materials, Inc.	5,200	407,992
Rinker Group Ltd.	31,300	395,806
Texas Industries, Inc.	7,500	408,000
Vulcan Materials Co.	2,900	215,209
		1,551,983
Containers & Packaging – 0.6%
Crown Holdings, Inc. (a)	3,400	54,196
Owens Illinois, Inc. (a)	45,400	936,148
Packaging Corp. of America	4,300	83,463
Pactiv Corp. (a)	38,900	681,528
Smurfit Stone Container Corp. (a)	27,102	280,777
		2,036,112
Metals & Mining – 1.6%
Agnico Eagle Mines Ltd.	22,000	326,045
Alcan, Inc.	18,200	576,871
Alcoa, Inc.	24,900	608,058
Chaparral Steel Co. (a)	6,000	151,320
Compass Minerals International, Inc.	8,300	190,900
Falconbridge Ltd.	21,220	567,096
Fording Canadian Coal Trust	10,500	447,691
Goldcorp, Inc.	40,500	811,672
Ivanhoe Mines Ltd. (a)	8,200	69,121
Meridian Gold, Inc. (a)	42,300	922,334
Newmont Mining Corp.	400	18,868
Nucor Corp.	400	23,596
Stillwater Mining Co. (a)	27,400	250,710
Teck Cominco Ltd. Class B (sub. vtg.)	7,800	349,880
		5,314,162
Paper & Forest Products 0.1%
Votorantim Celulose e Papel SA
sponsored ADR (non vtg.)	15,700	210,380

TOTAL MATERIALS		15,637,007

11 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services – 1.1%
BellSouth Corp.	9,700	$255,110
Covad Communications Group, Inc. (a) .	375,600	398,136
SBC Communications, Inc.	68,870	1,650,814
Telewest Global, Inc. (a)	11,000	252,450
Verizon Communications, Inc.	37,300	1,219,337
		3,775,847
Wireless Telecommunication Services – 1.6%
American Tower Corp. Class A (a)	89,070	2,222,297
Crown Castle International Corp. (a)	26,300	647,769
DigitalGlobe, Inc. (a)(e)	163	163
MTN Group Ltd.	12,800	105,999
Nextel Partners, Inc. Class A (a)	27,000	677,700
NII Holdings, Inc. (a)	6,500	548,925
Partner Communications Co. Ltd. ADR	2,900	24,969
Sprint Nextel Corp.	45,162	1,073,952
Wireless Facilities, Inc. (a)	13,500	78,300
		5,380,074

TOTAL TELECOMMUNICATION SERVICES		9,155,921

UTILITIES 2.4%
Electric Utilities – 0.6%
Allegheny Energy, Inc. (a)	2,700	82,944
E.ON AG	1,800	166,050
Edison International	2,000	94,560
Entergy Corp.	4,400	327,008
Exelon Corp.	16,900	903,136
ITC Holdings Corp.	2,600	75,348
PPL Corp.	10,000	323,300
		1,972,346
Independent Power Producers & Energy Traders 1.2%
AES Corp. (a)	118,100	1,940,383
NRG Energy, Inc. (a)	2,300	97,980
TXU Corp.	19,800	2,235,024
		4,273,387
Multi-Utilities – 0.6%
CMS Energy Corp. (a)	19,900	327,355
Dominion Resources, Inc.	8,100	697,734
NorthWestern Energy Corp.	1,500	45,285
PG&E Corp.	14,000	549,500
Public Service Enterprise Group, Inc.	4,600	296,056
		1,915,930

TOTAL UTILITIES		8,161,663

TOTAL COMMON STOCKS
(Cost $214,846,204)		233,202,692

Convertible Preferred Stocks 0.0%
	Shares	Value

FINANCIALS – 0.0%
Insurance – 0.0%
XL Capital Ltd. 6.50%	8,200	$186,017
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $189,130)		186,017

Corporate Bonds 7.4%
	Principal
	Amount
Convertible Bonds 0.1%

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
McMoRan Exploration Co. 6%
7/2/08	$ 120,000	177,600
HEALTH CARE 0.0%
Biotechnology – 0.0%
Human Genome Sciences, Inc.
2.25% 8/15/12 (e)	40,000	39,429
Health Care Equipment & Supplies	0.0%
Cyberonics, Inc. 3% 9/27/12 (e) .	30,000	28,200
TOTAL HEALTH CARE		67,629

INFORMATION TECHNOLOGY	0.0%
Computers & Peripherals 0.0%
Maxtor Corp. 2.375% 8/15/12 (e)	60,000	54,215
TELECOMMUNICATION SERVICES	0.0%
Wireless Telecommunication Services – 0.0%
Nextel Communications, Inc. 5.25%
1/15/10	150,000	151,125

TOTAL CONVERTIBLE BONDS		450,569
Nonconvertible Bonds – 7.3%

CONSUMER DISCRETIONARY	0.9%
Auto Components – 0.0%
Delco Remy International, Inc.
9.375% 4/15/12	55,000	29,150
Automobiles – 0.2%
Ford Motor Co.:
6.625% 10/1/28	40,000	28,900
7.45% 7/16/31	145,000	113,100
General Motors Corp. 8.375%
7/15/33	615,000	479,700
		621,700
Diversified Consumer Services	0.0%
Carriage Services, Inc. 7.875%
1/15/15	50,000	51,875
Hotels, Restaurants & Leisure	0.1%
Carrols Corp. 9% 1/15/13 (e)	100,000	101,250

Quarterly Report 12

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds – continued

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
Mandalay Resort Group 6.5%
7/31/09	$95,000	$95,119
MGM MIRAGE 5.875% 2/27/14	90,000	85,500
Six Flags, Inc.:
9.625% 6/1/14	15,000	14,869
9.75% 4/15/13	20,000	19,825
		316,563
Media 0.5%
AOL Time Warner, Inc.:
6.875% 5/1/12	30,000	32,787
7.625% 4/15/31	100,000	117,153
Cablevision Systems Corp. 7.88%
4/1/09 (i)	90,000	92,250
Charter Communications Operating
LLC/Charter Communications
Operating Capital Corp. 8%
4/30/12 (e)	80,000	80,800
Cox Communications, Inc. 7.125%
10/1/12	100,000	108,779
CSC Holdings, Inc. 7.625%
4/1/11	55,000	54,038
Dex Media West LLC/Dex Media
West Finance Co. 9.875%
8/15/13	39,000	42,998
Houghton Mifflin Co. 9.875%
2/1/13	170,000	180,200
Liberty Media Corp.:
5.7% 5/15/13	150,000	136,875
8.25% 2/1/30	185,000	177,156
News America Holdings, Inc.
7.75% 12/1/45	85,000	99,804
News America, Inc. 6.2%
12/15/34	165,000	165,249
PRIMEDIA, Inc. 7.625% 4/1/08	100,000	101,000
Time Warner Entertainment Co. LP
8.375% 7/15/33	250,000	312,968
Time Warner, Inc. 6.625%
5/15/29	105,000	109,831
		1,811,888
Specialty Retail 0.1%
Asbury Automotive Group, Inc. 8%
3/15/14	80,000	76,800
Sonic Automotive, Inc. 8.625%
8/15/13	110,000	108,625
		185,425
Textiles, Apparel & Luxury Goods 0.0%
Levi Strauss & Co. 8.2544%
4/1/12 (i)	60,000	59,850

TOTAL CONSUMER DISCRETIONARY		3,076,451

	Principal	Value
	Amount

CONSUMER STAPLES 0.1%
Beverages 0.1%
FBG Finance Ltd. 5.125%
6/15/15 (e)	$125,000	$122,625
Tobacco – 0.0%
Altria Group, Inc. 7% 11/4/13	55,000	60,201

TOTAL CONSUMER STAPLES		182,826

ENERGY 0.9%
Energy Equipment & Services – 0.2%
Hornbeck Offshore Services, Inc.
6.125% 12/1/14	40,000	39,600
Petronas Capital Ltd. 7%
5/22/12 (e)	395,000	440,785
Seabulk International, Inc. 9.5%
8/15/13	80,000	89,904
		570,289
Oil, Gas & Consumable Fuels 0.7%
Amerada Hess Corp. 6.65%
8/15/11	40,000	43,220
Chesapeake Energy Corp. 7.5%
6/15/14	40,000	43,000
Duke Capital LLC:
4.37% 3/1/09	400,000	393,981
6.75% 2/15/32	210,000	229,117
El Paso Corp. 7.875% 6/15/12	85,000	88,081
Empresa Nacional de Petroleo
6.75% 11/15/12 (e)	120,000	129,614
EnCana Holdings Finance Corp.
5.8% 5/1/14	80,000	84,255
Enterprise Products Operating LP
5.75% 3/1/35	125,000	114,287
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	35,000	34,510
5.8% 3/15/35	100,000	96,048
Nexen, Inc. 5.875% 3/10/35	190,000	186,238
Pemex Project Funding Master Trust:
6.125% 8/15/08	400,000	412,000
6.625% 6/15/35 (e)	235,000	231,123
7.875% 2/1/09 (i)	180,000	194,850
Plains Exploration & Production Co.
7.125% 6/15/14	25,000	26,375
The Coastal Corp.:
6.5% 5/15/06	15,000	15,131
7.625% 9/1/08	10,000	10,175
7.75% 6/15/10	35,000	35,656
		2,367,661

TOTAL ENERGY		2,937,950

13 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds continued

	Principal	Value
	Amount
Nonconvertible Bonds – continued

FINANCIALS – 2.4%
Capital Markets 0.7%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	$500,000	$504,514
6.6% 1/15/12	410,000	444,465
Lazard LLC 7.125% 5/15/15 (e) .	195,000	193,626
Merrill Lynch & Co., Inc. 4.25%
2/8/10	480,000	469,248
Morgan Stanley:
3.875% 1/15/09	500,000	487,388
6.6% 4/1/12	160,000	173,340
		2,272,581
Commercial Banks – 0.2%
Bank of America Corp.:
6.25% 4/15/12	125,000	134,573
7.4% 1/15/11	155,000	173,098
Korea Development Bank 3.875%
3/2/09	250,000	242,693
Wachovia Bank NA 4.875%
2/1/15	90,000	88,746
Wachovia Corp. 4.875% 2/15/14	25,000	24,703
		663,813
Consumer Finance – 0.4%
Capital One Bank 6.5% 6/13/13	250,000	268,182
Ford Motor Credit Co.:
7.375% 2/1/11	100,000	95,651
7.875% 6/15/10	200,000	194,622
Household Finance Corp. 4.125%
11/16/09	300,000	292,157
Household International, Inc.
8.875% 2/15/08	150,000	152,305
MBNA Corp.:
6.25% 1/17/07	120,000	122,254
7.5% 3/15/12	75,000	85,271
		1,210,442
Diversified Financial Services – 0.2%
Alliance Capital Management LP
5.625% 8/15/06	150,000	151,269
JPMorgan Chase Capital XVII
5.85% 8/1/35	565,000	553,319
Prime Property Funding, Inc.
5.125% 6/1/15 (e)	160,000	155,424
		860,012
Insurance – 0.1%
Axis Capital Holdings Ltd. 5.75%
12/1/14	250,000	248,085
Marsh & McLennan Companies,
Inc. 5.75% 9/15/15	110,000	108,849
Principal Life Global Funding I
6.25% 2/15/12 (e)	85,000	91,224
		448,158

	Principal	Value
	Amount
Real Estate 0.6%
Archstone Smith Operating Trust
5.25% 5/1/15	$210,000	$208,981
Arden Realty LP 5.25% 3/1/15	525,000	514,777
BRE Properties, Inc. 5.95%
3/15/07	250,000	253,375
Colonial Properties Trust 5.5%
10/1/15	260,000	255,497
Developers Diversified Realty Corp.:
5% 5/3/10	115,000	114,315
5.25% 4/15/11	65,000	65,177
EOP Operating LP:
4.65% 10/1/10	200,000	196,681
7% 7/15/11	200,000	218,236
Simon Property Group LP:
5.1% 6/15/15	145,000	142,127
5.625% 8/15/14	200,000	204,802
		2,173,968
Thrifts & Mortgage Finance – 0.2%
Countrywide Home Loans, Inc. 4%
3/22/11	145,000	137,748
Independence Community Bank
Corp. 3.75% 4/1/14 (i)	40,000	38,437
Residential Capital Corp. 6.375%
6/30/10 (e)	185,000	187,602
Washington Mutual, Inc. 4.625%
4/1/14	200,000	191,393
		555,180

TOTAL FINANCIALS		8,184,154

HEALTH CARE 0.1%
Health Care Providers & Services 0.1%
DaVita, Inc. 7.25% 3/15/15	165,000	167,475
HCA, Inc. 6.375% 1/15/15	70,000	69,059
Psychiatric Solutions, Inc. 7.75%
7/15/15 (e)	30,000	30,900
		267,434

INDUSTRIALS – 0.5%
Aerospace & Defense – 0.1%
BAE Systems Holdings, Inc. 4.75%
8/15/10 (e)	145,000	143,192
BE Aerospace, Inc. 8.875%
5/1/11	25,000	26,125
Bombardier, Inc. 6.3% 5/1/14 (e)	200,000	177,000
		346,317
Airlines – 0.2%
American Airlines, Inc. pass thru
trust certificates:
6.855% 10/15/10	16,074	16,198
6.978% 10/1/12	44,917	45,493
7.024% 4/15/11	100,000	101,315
7.377% 5/23/19	89,862	60,657

Quarterly Report

14

Corporate Bonds continued

	Principal	Value
	Amount
Nonconvertible Bonds – continued

INDUSTRIALS – continued
Airlines – continued
American Airlines, Inc. pass thru
trust certificates: – continued
7.379% 11/23/17	$65,255	$44,047
7.858% 4/1/13	155,000	158,615
Continental Airlines, Inc. pass thru
trust certificates 6.795% 2/2/20	209,287	179,987
Delta Air Lines, Inc. pass thru trust
certificates:
7.299% 9/18/06	1,000	580
7.57% 11/18/10	80,000	77,247
7.779% 1/2/12	18,624	11,174
Northwest Airlines, Inc. 7.875%
3/15/08 (d)	255,000	72,675
		767,988
Building Products – 0.0%
Mueller Group, Inc. 8.4431%
11/1/11 (i)	80,000	81,600
Commercial Services & Supplies 0.0%
Allied Waste North America, Inc.
8.5% 12/1/08	60,000	62,625
Industrial Conglomerates 0.1%
Hutchison Whampoa International
03/13 Ltd. 6.5% 2/13/13 (e)	55,000	58,772
Hutchison Whampoa International
03/33 Ltd. 7.45% 11/24/33 (e)	120,000	138,612
		197,384
Machinery – 0.0%
Invensys PLC 9.875% 3/15/11 (e)	80,000	80,200
Marine – 0.1%
American Commercial Lines
LLC/ACL Finance Corp. 9.5%
2/15/15	105,000	113,400

TOTAL INDUSTRIALS		1,649,514

INFORMATION TECHNOLOGY 0.3%
Communications Equipment – 0.0%
L 3 Communications Corp. 6.125%
1/15/14	95,000	94,050
IT Services 0.0%
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (e)(i)	30,000	30,938
9.125% 8/15/13 (e)	50,000	51,250
10.25% 8/15/15 (e)	70,000	71,050
		153,238
Office Electronics – 0.1%
Xerox Capital Trust I 8% 2/1/27	170,000	176,800
Xerox Corp. 7.125% 6/15/10	35,000	36,838
		213,638

	Principal	Value
	Amount
Semiconductors & Semiconductor Equipment – 0.2%
Amkor Technology, Inc. 9.25%
2/15/08	$20,000	$18,800
Chartered Semiconductor
Manufacturing Ltd.:
5.75% 8/3/10	195,000	192,772
6.375% 8/3/15	145,000	141,650
Freescale Semiconductor, Inc.:
6.3488% 7/15/09 (i)	70,000	71,925
7.125% 7/15/14	80,000	84,800
Semiconductor Note Participation
Trust 0% 8/4/11 (e)	105,000	168,000
		677,947

TOTAL INFORMATION TECHNOLOGY		1,138,873

MATERIALS 0.3%
Chemicals 0.1%
BCP Crystal U.S. Holdings Corp.
9.625% 6/15/14	62,000	68,820
Huntsman International LLC 9.875%
3/1/09	60,000	63,450
Lyondell Chemical Co. 9.5%
12/15/08	161,000	169,050
Millennium America, Inc. 9.25%
6/15/08	70,000	75,600
		376,920
Construction Materials – 0.0%
RMCC Acquisition Co. 9.5%
11/1/12 (e)	90,000	90,900
Containers & Packaging – 0.0%
Owens-Brockway Glass Container,
Inc.:
7.75% 5/15/11	50,000	52,000
8.75% 11/15/12	25,000	26,938
		78,938
Metals & Mining – 0.1%
Newmont Mining Corp. 5.875%
4/1/35	130,000	127,412
Paper & Forest Products 0.1%
Georgia Pacific Corp.:
7.5% 5/15/06	120,000	121,950
8.125% 5/15/11	120,000	131,850
		253,800

TOTAL MATERIALS		927,970

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services – 0.7%
AT&T Broadband Corp. 8.375%
3/15/13	100,000	118,317
BellSouth Capital Funding Corp.
7.875% 2/15/30	115,000	141,743
BellSouth Corp. 5.2% 9/15/14	55,000	55,201

15 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds continued

	Principal	Value
	Amount
Nonconvertible Bonds – continued

TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services – continued
British Telecommunications PLC
8.875% 12/15/30	$ 200,000	$271,287
Koninklijke KPN NV yankee 8%
10/1/10	200,000	226,825
Qwest Capital Funding, Inc. 7%
8/3/09	60,000	58,200
Qwest Corp.:
7.12% 6/15/13 (e)(i)	140,000	145,600
8.875% 3/15/12	85,000	92,863
SBC Communications, Inc.:
6.15% 9/15/34	150,000	153,504
6.45% 6/15/34	55,000	58,136
Sprint Capital Corp.:
6.875% 11/15/28	145,000	160,178
8.375% 3/15/12	135,000	158,873
Telecom Italia Capital:
4.95% 9/30/14 (e)	95,000	91,935
5.25% 11/15/13	250,000	248,228
Verizon Global Funding Corp.:
5.85% 9/15/35	230,000	226,193
7.75% 12/1/30	200,000	243,656
Verizon New York, Inc. 6.875%
4/1/12	45,000	48,141
		2,498,880
Wireless Telecommunication Services – 0.2%
America Movil SA de CV 4.125%
3/1/09	100,000	97,287
AT&T Wireless Services, Inc.
7.875% 3/1/11	55,000	62,617
Intelsat Ltd.:
6.5% 11/1/13	40,000	30,800
8.695% 1/15/12 (e)(i)	70,000	71,400
Nextel Communications, Inc.
7.375% 8/1/15	160,000	171,400
Rogers Communications, Inc.:
6.375% 3/1/14	115,000	115,144
6.995% 12/15/10 (i)	50,000	51,813
		600,461

TOTAL TELECOMMUNICATION SERVICES		3,099,341

UTILITIES 0.9%
Electric Utilities – 0.3%
Cleveland Electric Illuminating Co.
5.65% 12/15/13	145,000	148,538
Exelon Corp.:
4.9% 6/15/15	190,000	179,893
5.625% 6/15/35	25,000	22,997
6.75% 5/1/11	110,000	117,910

	Principal	Value
	Amount
FirstEnergy Corp. 6.45%
11/15/11	$ 90,000	$95,829
Niagara Mohawk Power Corp.
8.875% 5/15/07	75,000	79,829
Progress Energy, Inc. 7.1% 3/1/11	270,000	293,517
TXU Energy Co. LLC 7% 3/15/13	250,000	271,406
		1,209,919
Gas Utilities 0.1%
Sonat, Inc.:
6.625% 2/1/08	65,000	64,756
6.75% 10/1/07	70,000	70,350
Texas Eastern Transmission Corp.
7.3% 12/1/10	185,000	204,051
		339,157
Independent Power Producers & Energy Traders 0.2%
AES Corp.:
8.75% 5/15/13 (e)	170,000	185,513
9.5% 6/1/09	59,000	64,236
Constellation Energy Group, Inc.
7% 4/1/12	345,000	379,268
		629,017
Multi-Utilities – 0.3%
CMS Energy Corp.:
8.5% 4/15/11	85,000	94,244
8.9% 7/15/08	125,000	135,156
Dominion Resources, Inc.:
4.75% 12/15/10	155,000	153,277
5.95% 6/15/35	115,000	112,342
6.25% 6/30/12	370,000	392,279
		887,298

TOTAL UTILITIES		3,065,391

TOTAL NONCONVERTIBLE BONDS		24,529,904

TOTAL CORPORATE BONDS
(Cost $24,871,258)		24,980,473

U.S. Government and Government Agency
Obligations 7.1%

U.S. Government Agency Obligations – 2.0%
Fannie Mae:
2.5% 6/15/06	410,000	404,952
3.25% 1/15/08	318,000	309,888
3.25% 8/15/08	400,000	387,279
3.25% 2/15/09	1,216,000	1,170,052
3.375% 12/15/08	140,000	135,524
4.625% 5/1/13	1,250,000	1,229,250
5.5% 3/15/11	380,000	396,904
6.25% 2/1/11	280,000	299,223
Freddie Mac:
4% 6/12/13	1,575,000	1,495,823

Quarterly Report

16

U.S. Government and Government Agency
Obligations continued
	Principal	Value
	Amount
U.S. Government Agency Obligations – continued
Freddie Mac: – continued
6.625% 9/15/09	$ 475,000	$ 511,008
6.75% 3/15/31	404,000	507,819

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,847,722
U.S. Treasury Inflation Protected Obligations – 1.8%
U.S. Treasury Inflation Indexed
Bonds 2.375% 1/15/25	1,036,460	1,108,851
U.S. Treasury Inflation Indexed
Notes:
0.875% 4/15/10	1,031,270	1,004,924
2% 1/15/14	3,965,025	4,047,577

TOTAL U.S. TREASURY INFLATION PROTECTED		6,161,352
OBLIGATIONS
U.S. Treasury Obligations – 3.3%
U.S. Treasury Bonds 6.25%
5/15/30	1,040,000	1,291,347
U.S. Treasury Notes:
4.75% 5/15/14	4,955,000	5,104,809
6.5% 2/15/10	4,320,000	4,707,111

TOTAL U.S. TREASURY OBLIGATIONS		11,103,267

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $24,255,994)		24,112,341

U.S. Government Agency Mortgage Securities
9.5%

Fannie Mae – 8.9%
3.468% 4/1/34 (i)	41,094	41,094
3.736% 1/1/35 (i)	26,464	26,168
3.752% 10/1/33 (i)	18,401	18,127
3.779% 12/1/34 (i)	20,216	19,992
3.796% 6/1/34 (i)	87,130	84,992
3.82% 1/1/35 (i)	20,153	19,964
3.826% 6/1/33 (i)	14,773	14,636
3.838% 1/1/35 (i)	43,104	42,917
3.869% 1/1/35 (i)	21,684	21,571
3.913% 12/1/34 (i)	21,403	21,338
3.92% 10/1/34 (i)	19,139	19,021
3.97% 5/1/34 (i)	11,657	11,816
3.971% 1/1/35 (i)	20,301	20,129
3.979% 12/1/34 (i)	20,463	20,345
3.992% 1/1/35 (i)	19,762	19,606
4.006% 12/1/34 (i)	20,453	20,341
4.008% 12/1/34 (i)	102,705	102,462
4.017% 2/1/35 (i)	23,423	23,171
4.02% 12/1/34 (i)	20,872	20,768

	Principal	Value
	Amount
4.026% 2/1/35 (i)	$21,022	$20,787
4.03% 1/1/35 (i)	22,107	21,962
4.057% 10/1/18 (i)	14,003	13,842
4.059% 1/1/35 (i)	20,694	20,446
4.064% 4/1/33 (i)	9,140	9,084
4.07% 12/1/34 (i)	22,109	21,979
4.096% 1/1/35 (i)	41,746	41,435
4.097% 2/1/35 (i)	21,589	21,395
4.107% 2/1/35 (i)	22,795	22,649
4.108% 2/1/35 (i)	63,427	62,935
4.111% 1/1/35 (i)	32,461	32,144
4.119% 2/1/35 (i)	20,822	20,633
4.125% 1/1/35 (i)	41,518	41,646
4.129% 1/1/35 (i)	55,443	54,949
4.138% 2/1/35 (i)	42,622	42,498
4.139% 11/1/34 (i)	19,278	19,135
4.144% 1/1/35 (i)	45,028	45,208
4.149% 2/1/35 (i)	21,880	21,730
4.175% 1/1/35 (i)	57,887	57,459
4.179% 1/1/35 (i)	20,917	20,759
4.182% 11/1/34 (i)	15,574	15,461
4.191% 1/1/35 (i)	45,292	44,627
4.217% 3/1/34 (i)	17,690	17,589
4.237% 10/1/34 (i)	40,638	40,844
4.25% 2/1/35 (i)	23,195	22,845
4.294% 7/1/34 (i)	17,196	17,283
4.295% 1/1/35 (i)	21,129	21,129
4.296% 8/1/33 (i)	34,738	34,620
4.296% 3/1/35 (i)	22,602	22,489
4.31% 2/1/35 (i)	20,465	20,301
4.315% 3/1/33 (i)	15,247	15,021
4.315% 5/1/35 (i)	27,183	26,997
4.319% 1/1/35 (i)	22,137	21,996
4.333% 12/1/34 (i)	22,589	22,604
4.353% 1/1/35 (i)	22,677	22,371
4.367% 2/1/34 (i)	41,877	41,661
4.401% 2/1/35 (i)	23,132	22,844
4.412% 5/1/35 (i)	47,716	47,598
4.449% 3/1/35 (i)	24,055	23,803
4.454% 4/1/34 (i)	29,652	29,509
4.457% 10/1/34 (i)	97,021	97,374
4.483% 1/1/35 (i)	19,750	19,795
4.489% 8/1/34 (i)	61,727	61,488
4.496% 3/1/35 (i)	47,804	47,304
4.5% 10/1/20 (f)	2,050,000	2,003,875
4.5% 7/1/33 to 10/1/33	3,615,107	3,453,620
4.526% 3/1/35 (i)	46,888	46,444
4.532% 8/1/34 (i)	33,266	33,288
4.554% 7/1/35 (i)	48,295	48,255
4.555% 2/1/35 (i)	125,985	125,992
4.558% 2/1/35 (i)	20,237	20,190
4.585% 2/1/35 (i)	167,562	166,155
4.603% 2/1/35 (i)	19,336	19,427

17 Quarterly Report

Investments (Unaudited) - continued

U.S. Government Agency Mortgage Securities
continued
	Principal	Value
	Amount
Fannie Mae – continued
4.605% 2/1/35 (i)	$54,478	$54,091
4.648% 11/1/34 (i)	62,013	61,756
4.679% 11/1/34 (i)	64,664	64,251
4.708% 3/1/35 (i)	160,906	161,329
4.736% 7/1/34 (i)	55,216	55,005
4.737% 3/1/35 (i)	22,171	22,081
4.818% 12/1/32 (i)	21,017	21,120
4.823% 12/1/34 (i)	44,288	44,271
4.847% 12/1/34 (i)	21,877	21,866
5% 11/1/17 to 8/1/35	7,969,185	7,874,147
5.117% 5/1/35 (i)	117,154	118,088
5.204% 6/1/35 (i)	96,237	97,188
5.297% 9/1/35 (i)	34,613	34,786
5.5% 2/1/11 to 6/1/29	1,305,792	1,322,398
5.5% 10/1/35 (f)	7,934,740	7,927,301
6% 7/1/13 to 3/1/33	2,080,697	2,128,992
6% 10/1/35 (f)	299,817	304,689
6.5% 6/1/15 to 7/1/32	1,260,631	1,302,147
7% 12/1/24 to 2/1/28	101,758	106,962
7.5% 10/1/26 to 8/1/28	373,192	395,694

TOTAL FANNIE MAE		29,974,094
Freddie Mac 0.4%
4.081% 12/1/34 (i)	20,150	19,940
4.109% 12/1/34 (i)	20,023	19,931
4.192% 1/1/35 (i)	84,574	84,289
4.294% 3/1/35 (i)	21,806	21,693
4.3% 5/1/35 (i)	45,657	45,497
4.308% 12/1/34 (i)	45,257	44,638
4.368% 3/1/35 (i)	47,327	46,543
4.385% 2/1/35 (i)	60,260	60,315
4.39% 2/1/35 (i)	44,988	44,945
4.446% 3/1/35 (i)	24,176	23,836
4.449% 2/1/34 (i)	31,522	31,481
4.489% 3/1/35 (i)	70,371	69,934
4.495% 3/1/35 (i)	160,443	158,958
4.496% 3/1/35 (i)	23,687	23,390
4.563% 2/1/35 (i)	45,427	45,038
5.028% 4/1/35 (i)	157,994	158,386
5.237% 8/1/33 (i)	18,173	18,443
6% 5/1/33	238,840	243,447
7.5% 1/1/27	25,762	27,385

TOTAL FREDDIE MAC		1,188,089
Government National Mortgage Association – 0.2%
6.5% 10/15/27 to 9/15/32	389,001	405,324

	Principal	Value
	Amount
7% 1/15/28 to 7/15/32	$ 295,988	$ 311,336
7.5% 6/15/27 to 3/15/28	113,036	120,192

TOTAL GOVERNMENT NATIONAL MORTGAGE		836,852
ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES
(Cost $32,175,577)		31,999,035

Asset Backed Securities 0.9%

ACE Securities Corp.:
Series 2004 HE1:
Class M1, 4.33% 2/25/34 (i)	50,000	50,025
Class M2, 4.93% 2/25/34 (i)	50,000	50,030
Series 2005 SD1 Class A1,
4.23% 11/25/50 (i)	43,018	43,068
Aesop Funding II LLC Series
2005 1A Class A1, 3.95%
4/20/08 (e)	200,000	196,924
American Express Credit Account
Master Trust Series 2001 6
Class B, 4.1181% 12/15/08 (i)	200,000	200,173
Ameriquest Mortgage Securities,
Inc. Series 2004 R2:
Class M1, 4.26% 4/25/34 (i)	25,000	24,999
Class M2, 4.31% 4/25/34 (i)	25,000	24,999
Amortizing Residential Collateral
Trust Series 2002 BC1 Class M2,
4.93% 1/25/32 (i)	13,769	13,828
Argent Securities, Inc. Series
2004 W5 Class M1, 4.43%
4/25/34 (i)	75,000	75,089
Capital One Multi Asset Execution
Trust:
Series 2003 B4 Class B4,
4.5681% 7/15/11 (i)	105,000	106,642
Series 2004 6 Class B, 4.15%
7/16/12	125,000	122,252
Cendant Timeshare Receivables
Funding LLC Series 2005 1A
Class A1, 4.67% 5/20/17 (e)	90,569	90,563
Citibank Credit Card Issuance Trust
Series 2002 C1 Class C1,
4.7369% 2/9/09 (i)	250,000	252,505
Countrywide Home Loans, Inc.:
Series 2004 2 Class M1, 4.33%
5/25/34 (i)	100,000	100,184
Series 2004 3 Class M1, 4.33%
6/25/34 (i)	25,000	25,024
Series 2004 4:
Class A, 4.2% 8/25/34 (i)	40,771	40,810
Class M1, 4.31% 7/25/34 (i)	75,000	75,222
Class M2, 4.36% 6/25/34 (i)	80,000	80,084
Series 2005 1:
Class MV1, 4.23% 7/25/35 (i)	60,000	59,977
Class MV2, 4.27% 7/25/35 (i)	70,000	69,951

Quarterly Report

18

Asset Backed Securities continued
	Principal	Value
	Amount
Countrywide Home Loans, Inc.: -
continued
Series 2005 1:
Class MV3, 4.31% 7/25/35 (i)	$30,000	$30,029
Crown Castle Towers LLC/Crown
Atlantic Holdings Sub LLC/Crown
Communication, Inc. Series
2005 1A:
Class B, 4.878% 6/15/35 (e)	97,000	95,189
Class C, 5.074% 6/15/35 (e)	88,000	86,541
Discover Card Master Trust I Series
2003 4 Class B1, 4.0981%
5/16/11 (i)	155,000	155,872
Fremont Home Loan Trust:
Series 2004 A:
Class M1, 4.38% 1/25/34 (i)	75,000	75,197
Class M2, 4.98% 1/25/34 (i)	100,000	101,298
Series 2005 A:
Class M1, 4.26% 1/25/35 (i)	25,000	25,084
Class M2, 4.29% 1/25/35 (i)	50,000	50,033
Class M3, 4.32% 1/25/35 (i)	25,000	25,058
Class M4, 4.51% 1/25/35 (i)	25,000	25,172
HSBC Home Equity Loan Trust
Series 2005 2:
Class M1, 4.2563% 1/20/35 (i)	49,700	49,705
Class M2, 4.2863% 1/20/35 (i)	36,146	36,149
Meritage Mortgage Loan Trust
Series 2004 1:
Class M1, 4.33% 7/25/34 (i)	50,000	49,999
Class M3, 4.78% 7/25/34 (i)	25,000	24,999
Morgan Stanley ABS Capital I, Inc.
Series 2003 NC5 Class M2,
5.83% 4/25/33 (i)	50,000	50,496
Morgan Stanley Dean Witter
Capital I Trust Series 2003 NC1
Class M1, 4.88% 11/25/32 (i) .	42,118	42,389
National Collegiate Student Loan
Trust Series 2005 GT1 Class AIO,
6.75% 12/25/09 (j)	100,000	25,040
Park Place Securities, Inc. Series
2005 WCH1 Class M2, 4.35%
1/25/35 (i)	75,000	75,056
Structured Asset Securities Corp.
Series 2004 GEL1 Class A,
4.19% 2/25/34 (i)	19,588	19,588
Volkswagen Auto Lease Trust Series
2005 A Class A4, 3.94%
10/20/10	305,000	301,241
TOTAL ASSET BACKED SECURITIES
(Cost $3,054,757)		3,046,484

Collateralized Mortgage Obligations 1.2%
	Principal	Value
	Amount

Private Sponsor 0.8%

Adjustable Rate Mortgage Trust
floater:
Series 2005 1 Class 5A2, 4.16%
5/25/35 (i)	$ 105,093	$105,158
Series 2005 2 Class 6A2, 4.11%
6/25/35 (i)	51,721	51,754
Series 2005 3 Class 8A2, 4.07%
7/25/35 (i)	244,590	244,746
Bear Stearns Alt A Trust floater
Series 2005 1 Class A1, 4.11%
1/25/35 (i)	160,622	160,723
CS First Boston Mortgage Securities
Corp. floater Series 2004 AR3
Class 6A2, 4.2% 4/25/34 (i)	35,555	35,589
Impac CMB Trust floater Series
2005 1:
Class M1, 4.29% 4/25/35 (i)	63,982	63,930
Class M2, 4.33% 4/25/35 (i)	98,106	98,045
Lehman Structured Securities Corp.
floater Series 2005 1 Class A2,
4.22% 9/26/45 (e)(i)	190,916	190,916
Master Alternative Loan Trust Series
2004 3 Class 3A1, 6% 4/25/34	18,160	18,274
Merrill Lynch Mortgage Investors,
Inc. floater Series 2005 B
Class A2, 3.75% 6/25/30 (i)	179,790	179,440
Opteum Mortgage Acceptance
Corp. floater Series 2005 3
Class APT, 4.12% 7/25/35 (i)	106,024	106,086
Residential Asset Mortgage
Products, Inc. sequential pay
Series 2004 SL2 Class A1, 6.5%
10/25/16	26,036	26,524
Sequoia Mortgage Trust floater:
Series 2005 1 Class A2, 4.1%
2/20/35 (i)	119,902	119,810
Series 2005 2 Class A2, 4.29%
3/20/35 (i)	155,244	155,244
Thornburg Mortgage Securities
Trust floater Series 2005 3
Class A4, 4.108% 8/25/45 (i) .	185,000	185,000
WAMU Mortgage pass thru
certificates Series 2005 AR13
Class A1C1, 4.2275%
10/25/45 (i)	200,000	200,000
Wells Fargo Mortgage Backed
Securities Trust:
Series 2005 AR10 Class 2A2,
4.1106% 6/25/35 (i)	245,512	241,607
Series 2005 AR12 Class 2A6,
4.3223% 7/25/35 (i)	264,561	260,323

19 Quarterly Report

Investments (Unaudited) - continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor – continued
Wells Fargo Mortgage Backed
Securities Trust: continued
Series 2005 AR4 Class 2A2,
4.5383% 4/25/35 (i)	$213,537	$ 210,110
Series 2005 AR9 Class 2A1,
4.3621% 5/25/35 (i)	113,594	112,372

TOTAL PRIVATE SPONSOR		2,765,651
U.S. Government Agency – 0.4%
Fannie Mae guaranteed REMIC
pass thru certificates planned
amortization class Series
2004 81:
Class KC, 4.5% 4/25/17	380,000	373,558
Class KD, 4.5% 7/25/18	170,000	165,435
Freddie Mac Multi class
participation certificates
guaranteed planned amortization
class:
Series 2677 Class LD, 4.5%
3/15/17	560,000	548,544
Series 2885 Class PC, 4.5%
3/15/18	165,000	162,331

TOTAL U.S. GOVERNMENT AGENCY		1,249,868

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $4,054,368)		4,015,519

Commercial Mortgage Securities 1.2%

Bayview Commercial Asset Trust
floater:
Series 2004 1 Class A, 4.19%
4/25/34 (e)(i)	80,844	80,882
Series 2004 3 Class A1, 4.2%
1/25/35 (e)(i)	140,761	140,915
COMM:
floater:
Series 2002 FL7 Class D,
4.3381% 11/15/14 (e)(i)	45,000	45,006
Series 2003 FL9 Class B,
4.2681% 11/15/15 (e)(i)	44,000	44,126
Series 2004 LBN2 Class X2,
1.2401% 3/10/39 (e)(i)(j)	298,978	10,897
CS First Boston Mortgage Securities
Corp.:
sequential pay:
Series 1999 C1 Class A2,
7.29% 9/15/41	250,000	269,244
Series 2000 C1 Class A2,
7.545% 4/15/62	500,000	548,457
Series 2004 C1 Class A3,
4.321% 1/15/37	95,000	92,327

	Principal	Value
	Amount
Series 1997 C2 Class D, 7.27%
1/17/35	$ 150,000	$ 159,941
Series 2004 C1 Class ASP,
1.107% 1/15/37 (e)(i)(j)	1,463,157	50,822
DLJ Commercial Mortgage Corp.
sequential pay Series 2000 CF1
Class A1B, 7.62% 6/10/33	500,000	553,352
Fannie Mae sequential pay Series
1999 10 Class MZ, 6.5%
9/17/38	249,736	252,483
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001 LIBA Class A2,
6.615% 2/14/16 (e)	130,000	140,931
Series 2003 C1 Class A2A,
3.59% 1/10/40	125,000	122,381
Series 1998 GLII Class E,
7.1906% 4/13/31 (i)	120,000	125,831
J.P. Morgan Commercial Mortgage
Finance Corp. sequential pay
Series 2000 C9 Class A2, 7.77%
10/15/32	225,000	247,245
Leafs CMBS I Ltd./Leafs CMBS I
Corp. Series 2002 1A:
Class B, 4.13% 11/20/37 (e)	110,000	103,335
Class C, 4.13% 11/20/37 (e)	110,000	99,997
Merrill Lynch Mortgage Trust
sequential pay Series 2004 KEY2
Class A2, 4.166% 8/12/39	215,000	209,164
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004 HQ3
Class A2, 4.05% 1/13/41	105,000	101,906
Series 2005 IQ9 Class X2,
1.2033% 7/15/56 (e)(i)(j)	1,285,000	62,578
Thirteen Affiliates of General
Growth Properties, Inc. sequential
pay Series 1 Class A2, 6.602%
11/15/07 (e)	500,000	518,501
Wachovia Bank Commercial
Mortgage Trust sequential pay
Series 2003 C6 Class A2,
4.498% 8/15/35	165,000	163,056
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $4,055,355)		4,143,377

Foreign Government and Government Agency
Obligations 0.3%

Israeli State 4.625% 6/15/13	30,000	28,950
Korean Republic 4.875% 9/22/14	50,000	49,488
United Mexican States:
5.875% 1/15/14	30,000	31,020
6.375% 1/16/13	300,000	319,200

Quarterly Report 20

Foreign Government and Government Agency
Obligations continued
	Principal	Value
	Amount
United Mexican States: continued
6.75% 9/27/34	$ 270,000	$ 287,550
7.5% 4/8/33	175,000	202,563
TOTAL FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $858,236)		918,771

Fixed Income Funds 4.3%
	Shares
Fidelity Ultra Short Central Fund (b)
(Cost $14,499,872)	145,742	14,499,872

Money Market Funds 1.0%

Fidelity Cash Central Fund, 3.82% (b)	2,876,100	2,876,100
Fidelity Securities Lending Cash Central
Fund, 3.84% (b)(c)	631,183	631,183
TOTAL MONEY MARKET FUNDS
(Cost $3,507,283)		3,507,283

TOTAL INVESTMENT PORTFOLIO	101.9%
(Cost $326,368,034)		344,611,864

NET OTHER ASSETS (1.9)%		(6,421,445)

NET ASSETS 100%	$ 338,190,419

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive quarterly a
fixed rate of .4%
multiplied by the
notional amount and
pay to Merrill Lynch,
Inc., upon each
default event of one of
the issues of Dow
Jones CDX N.A.
Investment Grade 4,
par value of the
proportional notional
amount (h)	June 2010	$500,000	$(2,617)
Receive quarterly a
fixed rate of .4%
multiplied by the
notional amount and
pay to Morgan
Stanley, Inc., upon
each default event of
one of the issues of
Dow Jones CDX N.A.
Investment Grade 4,
par value of the
proportional notional
amount (h)	June 2010	1,000,000	(5,245)
Receive quarterly a
fixed rate of .5%
multiplied by the
notional amount and
pay to Merrill Lynch,
Inc., upon each
default event of one of
the issues of Dow
Jones CDX N.A.
Investment Grade 3,
par value of the
proportional notional
amount (g)	March 2010	250,000	(537)
Receive quarterly a
fixed rate of .65%
multiplied by the
notional amount and
pay to Merrill Lynch,
Inc., upon each
default event of one of
the issues of Dow
Jones CDX N.A.
Investment Grade 4,
par value of the
proportional notional
amount (h)	June 2015	500,000	(4,279)

21 Quarterly Report

Investments (Unaudited) - continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap – continued
Receive quarterly a
fixed rate of .7%
multiplied by the
notional amount and
pay to Deutsche Bank,
upon each default
event of one of the
issues of Dow Jones
CDX N.A. Investment
Grade 3, par value of
the proportional
notional amount (g)	March 2015	$ 250,000	$(1,860)
Receive quarterly
notional amount
multiplied by .41%
and pay Goldman
Sachs upon default
event of Sempre
Energy, par value of
the notional amount of
Sempra Energy 7.95%
3/1/10	Sept. 2010	100,000	274
Receive quarterly
notional amount
multiplied by .42%
and pay Morgan
Stanley, Inc. upon
default event of
Sempra Energy, par
value of the notional
amount of Sempra
Energy 6% 2/1/13	Sept. 2010	150,000	(345)

TOTAL CREDIT DEFAULT SWAP .		$ 2,750,000	$(14,609)
Interest Rate Swap
Receive quarterly a
fixed rate equal to
3.2955% and pay
quarterly a floating
rate based on
3 month LIBOR with
Morgan Stanley, Inc.	Feb. 2006	6,000,000	(24,220)
Receive quarterly a
fixed rate equal to
4.3875% and pay
quarterly a floating
rate based on
3 month LIBOR with
Credit Suisse First
Boston	March 2010	250,000	(2,048)

	Expiration	Notional	Value
	Date	Amount

Receive quarterly a
fixed rate equal to
4.492% and pay
quarterly a floating
rate based on
3 month LIBOR with
Lehman Brothers, Inc.	Sept. 2010	1,000,000	$(6,740)
Receive quarterly a
fixed rate equal to
4.774% and pay
quarterly a floating
rate based on
3 month LIBOR with
Credit Suisse First
Boston	March 2015	250,000	873

TOTAL INTEREST RATE SWAP		$ 7,500,000	$(32,135)
Total Return Swap
Receive monthly a return
equal to Lehman
Brothers CMBS U.S.
Aggregate Index and
pay monthly a floating
rate based on
1 month LIBOR minus
10 basis points with
Citibank	Oct. 2005	1,430,000	(24,165)
Receive monthly a return
equal to Lehman
Brothers CMBS U.S.
Aggregate Index and
pay monthly a floating
rate based on
1 month LIBOR minus
15 basis points with
Citibank	April 2006	1,430,000	0
Receive monthly a return
equal to Lehman
Brothers CMBS U.S.
Aggregate Index and
pay monthly a floating
rate based on
1 month LIBOR minus
20 basis points with
Lehman Brothers, Inc.	March 2006	3,070,000	(50,050)
Receive monthly a return
equal to Lehman
Brothers Commercial
Mortgage Backed
Securities AAA Daily
Index and pay
monthly a floating rate
based on 1 month
LIBOR minus 25 basis
points with Bank of
America	Dec. 2005	490,000	(8,104)

Quarterly Report 22

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap – continued
Receive quarterly a
return equal to Banc
of America Securities
LLC AAA 10 Yr
Commercial Mortgage
Backed Securities
Daily Index and pay
quarterly a floating
rate based on
3 month LIBOR minus
40 basis points with
Bank of America	Nov. 2005	$ 500,000	$(4,742)

TOTAL TOTAL RETURN SWAP		$ 6,920,000	$(87,061)

		$17,170,000	$ (133,805)

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the money market fund’s holdings as of its most recent quarter end is available upon request. A complete unaudited listing of the fixed-income central fund’s holdings is provided at the end of this report.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Non-income producing – Issuer is in default.

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,402,765 or 1.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(h) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(k) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$66,222 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Education Realty Trust, Inc.	9/29/05	$70,496

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $326,757,929. Net unrealized appreciation aggregated $17,853,935, of which $27,337,431 related to appreciated investment securities and $9,483,496 related to depreciated investment securities.

23 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

24

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Dynamic Capital Appreciation Portfolio

September 30, 2005

1.808777.101 VIPDCA QTLY 1105

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 94.2%
	Shares	Value

CONSUMER DISCRETIONARY 29.6%
Auto Components – 0.1%
Delphi Corp. (a)	12,300	$33,948
Diversified Consumer Services 0.3%
Apollo Group, Inc. Class A (a)	500	33,195
Career Education Corp. (a)	2,400	85,344
		118,539
Hotels, Restaurants & Leisure 2.1%
Carnival Corp. unit	5,500	274,890
Ctrip.com International Ltd. sponsored
ADR	300	19,224
Kerzner International Ltd. (a)	2,200	122,210
Las Vegas Sands Corp.	1,400	46,074
Life Time Fitness, Inc. (a)	1,300	43,082
Royal Caribbean Cruises Ltd.	5,500	237,600
Sportingbet PLC (a)	13,300	73,222
Starbucks Corp. (a)	800	40,080
WMS Industries, Inc. (a)	2,400	67,512
Wynn Resorts Ltd. (a)	700	31,605
		955,499
Household Durables 9.4%
Avatar Holdings, Inc. (a)	100	5,924
D.R. Horton, Inc.	39,000	1,412,580
Garmin Ltd.	100	6,783
Harman International Industries, Inc.	5,600	572,712
KB Home	12,500	915,000
M.D.C. Holdings, Inc.	1,400	110,446
Pulte Homes, Inc.	4,100	175,972
Ryland Group, Inc.	2,800	191,576
Toll Brothers, Inc. (a)	21,900	978,273
		4,369,266
Internet & Catalog Retail 9.0%
Blue Nile, Inc. (a)	7,900	249,956
eBay, Inc. (a)	91,940	3,787,928
GSI Commerce, Inc. (a)	7,000	139,300
Provide Commerce, Inc. (a)	700	16,989
		4,194,173
Media 4.7%
DreamWorks Animation SKG, Inc.
Class A	1,000	27,660
E.W. Scripps Co. Class A	400	19,988
Getty Images, Inc. (a)	6,700	576,468
NTL, Inc. (a)	859	57,381
Omnicom Group, Inc.	3,400	284,342
Pixar (a)	2,200	97,922
Univision Communications, Inc.
Class A (a)	13,000	344,890
Walt Disney Co.	1,900	45,847
XM Satellite Radio Holdings, Inc.
Class A (a)	20,300	728,973
		2,183,471

	Shares	Value
Multiline Retail – 0.2%
Sears Holdings Corp. (a)	800	$99,536
Specialty Retail 3.8%
Best Buy Co., Inc.	2,800	121,884
Chico’s FAS, Inc. (a)	33,400	1,229,120
Dick’s Sporting Goods, Inc. (a)	1,500	45,165
Guitar Center, Inc. (a)	300	16,563
Urban Outfitters, Inc. (a)	11,200	329,280
Zumiez, Inc.	1,400	45,682
		1,787,694

TOTAL CONSUMER DISCRETIONARY		13,742,126

ENERGY 16.8%
Energy Equipment & Services 12.1%
Baker Hughes, Inc.	6,200	370,016
BJ Services Co.	11,100	399,489
ENSCO International, Inc.	2,060	95,975
GlobalSantaFe Corp.	9,700	442,514
Grant Prideco, Inc. (a)	27,080	1,100,802
Grey Wolf, Inc. (a)	5,000	42,150
Halliburton Co.	10,500	719,460
Nabors Industries Ltd. (a)	5,500	395,065
National Oilwell Varco, Inc. (a)	14,088	926,990
Pride International, Inc. (a)	27,390	780,889
Rowan Companies, Inc.	3,760	133,442
Schlumberger Ltd. (NY Shares)	1,200	101,256
Smith International, Inc.	1,860	61,957
Weatherford International Ltd. (a)	910	62,481
		5,632,486
Oil, Gas & Consumable Fuels 4.7%
ConocoPhillips	2,100	146,811
Frontline Ltd. (c)	4,100	182,118
Frontline Ltd. (NY Shares)	3,200	141,184
General Maritime Corp.	1,400	51,534
Goodrich Petroleum Corp. (a)	2,500	58,675
OMI Corp.	13,900	248,393
Peabody Energy Corp.	1,400	118,090
Pioneer Natural Resources Co.	2,100	115,332
Pogo Producing Co.	1,400	82,516
Teekay Shipping Corp.	8,700	374,535
Top Tankers, Inc.	18,500	277,870
Tsakos Energy Navigation Ltd.	3,000	108,060
Valero Energy Corp.	2,500	282,650
		2,187,768

TOTAL ENERGY		7,820,254

FINANCIALS – 4.0%
Capital Markets 3.5%
Ameritrade Holding Corp. (a)	20,230	434,540
Calamos Asset Management, Inc.
Class A	5,500	135,740

Quarterly Report 26

Common Stocks continued

	Shares	Value

FINANCIALS – continued
Capital Markets – continued
E*TRADE Financial Corp. (a)	30,800	$542,080
Goldman Sachs Group, Inc.	800	97,264
Greenhill & Co., Inc.	2,100	87,549
Lazard Ltd. Class A	3,400	86,020
Merrill Lynch & Co., Inc.	2,100	128,835
optionsXpress Holdings, Inc.	4,900	93,296
UBS AG (NY Shares)	500	42,750
		1,648,074
Diversified Financial Services – 0.1%
JPMorgan Chase & Co.	1,200	40,716
Insurance – 0.2%
American International Group, Inc.	1,400	86,744
Thrifts & Mortgage Finance – 0.2%
Countrywide Financial Corp.	1,408	46,436
Golden West Financial Corp., Delaware	400	23,756
		70,192

TOTAL FINANCIALS		1,845,726

HEALTH CARE 6.2%
Biotechnology – 0.7%
Affymetrix, Inc. (a)	2,100	97,083
Celgene Corp. (a)	1,200	65,184
Genentech, Inc. (a)	900	75,789
OSI Pharmaceuticals, Inc. (a)	2,300	67,252
		305,308
Health Care Equipment & Supplies 0.5%
Aspect Medical Systems, Inc. (a)	4,900	145,187
Cyberonics, Inc. (a)	1,200	35,808
Cytyc Corp. (a)	2,600	69,810
Gen Probe, Inc. (a)	100	4,945
		255,750
Health Care Providers & Services 4.8%
PacifiCare Health Systems, Inc. (a)	300	23,934
UnitedHealth Group, Inc.	38,860	2,183,932
VCA Antech, Inc. (a)	1,400	35,728
		2,243,594
Pharmaceuticals 0.2%
Atherogenics, Inc. (a)	4,800	76,944

TOTAL HEALTH CARE		2,881,596

INDUSTRIALS – 1.1%
Airlines – 0.0%
Northwest Airlines Corp. (a)	9,100	6,052
Commercial Services & Supplies 0.9%
51job, Inc. sponsored ADR	1,200	15,780

	Shares	Value
Monster Worldwide, Inc. (a)	10,600	$325,526
Robert Half International, Inc.	1,400	49,826
		391,132
Electrical Equipment 0.0%
Rockwell Automation, Inc.	300	15,870
Machinery – 0.1%
Pentair, Inc.	1,400	51,100
Marine – 0.1%
Stolt Nielsen SA Class B sponsored ADR	1,300	52,105

TOTAL INDUSTRIALS		516,259

INFORMATION TECHNOLOGY 33.8%
Communications Equipment – 5.6%
F5 Networks, Inc. (a)	4,600	199,962
Juniper Networks, Inc. (a)	30,000	713,700
Nokia Corp. sponsored ADR	20,700	350,037
QUALCOMM, Inc.	7,300	326,675
Research In Motion Ltd. (a)	14,900	1,016,317
		2,606,691
Computers & Peripherals 2.3%
Apple Computer, Inc. (a)	18,100	970,341
Network Appliance, Inc. (a)	2,100	49,854
Seagate Technology	3,100	49,135
		1,069,330
Electronic Equipment & Instruments – 0.0%
Cogent, Inc.	700	16,625
DTS, Inc. (a)	300	5,052
		21,677
Internet Software & Services 17.9%
Digitas, Inc. (a)	2,600	29,536
Google, Inc. Class A (sub. vtg.) (a)	14,255	4,511,139
Loudeye Corp. (a)	1,800	1,566
Marchex, Inc. Class B (a)	4,000	66,240
Sina Corp. (a)	2,000	55,000
Yahoo! Japan Corp	299	352,807
Yahoo! Japan Corp. New	299	358,112
Yahoo!, Inc. (a)	86,700	2,933,928
		8,308,328
IT Services 0.1%
Cognizant Technology Solutions Corp.
Class A (a)	900	41,931
Semiconductors & Semiconductor Equipment – 2.7%
Analog Devices, Inc.	5,500	204,270
ASML Holding NV (NY Shares) (a)	4,020	66,370
Freescale Semiconductor, Inc. Class B (a)	4,587	108,161
Intel Corp.	11,580	285,447
Lam Research Corp. (a)	1,400	42,658
Linear Technology Corp.	3,000	112,770
National Semiconductor Corp.	7,200	189,360
NVIDIA Corp. (a)	4,200	143,976

27 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Silicon Laboratories, Inc. (a)	400	$12,156
Teradyne, Inc. (a)	4,600	75,900
		1,241,068
Software 5.2%
Activision, Inc. (a)	300	6,135
Autonomy Corp. PLC (a)	6,900	41,183
BEA Systems, Inc. (a)	10,300	92,494
Convera Corp. Class A (a)	1,200	16,920
Hyperion Solutions Corp. (a)	300	14,595
Net 1 UEPS Technologies, Inc. (a)	100	2,242
Shanda Interactive Entertainment Ltd.
sponsored ADR (a)	2,000	54,100
Symantec Corp. (a)	81,505	1,846,903
Take Two Interactive Software, Inc. (a)	13,800	304,842
THQ, Inc. (a)	1,800	38,376
		2,417,790

TOTAL INFORMATION TECHNOLOGY		15,706,815

MATERIALS 1.3%
Chemicals 0.9%
Lyondell Chemical Co.	2,780	79,564
Monsanto Co.	3,100	194,525
Mosaic Co. (a)	8,800	140,976
		415,065
Metals & Mining – 0.4%
Apex Silver Mines Ltd. (a)	10,900	171,239

TOTAL MATERIALS		586,304

TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services – 1.4%
Hutchison Telecommunications
International Ltd. sponsored ADR	12,000	258,600
Nextel Partners, Inc. Class A (a)	3,100	77,810
Sprint Nextel Corp.	13,658	324,787
		661,197

TOTAL COMMON STOCKS
(Cost $36,112,233)		43,760,277

Money Market Funds 5.2%
	Shares	Value
Fidelity Cash Central Fund, 3.82% (b)
(Cost $2,389,074)	2,389,074 $	2,389,074
TOTAL INVESTMENT PORTFOLIO	99.4%
(Cost $38,501,307)		46,149,351
NET OTHER ASSETS 0.6%		301,129
NET ASSETS 100%		$46,450,480

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $182,118 or 0.4% of net assets.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $38,843,612. Net unrealized appreciation aggregated $7,305,739, of which $8,290,399 related to appreciated investment securities and $984,660 related to depreciated investment securities.

Quarterly Report

28

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

29 Quarterly Report

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Growth & Income Portfolio

September 30, 2005

1.799852.100 VIPOVRS-QTLY 0504

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 95.1%

	Shares	Value

CONSUMER DISCRETIONARY 11.3%
Hotels, Restaurants & Leisure 1.2%
Carnival Corp. unit	365,800	$ 18,282,684
Household Durables 1.4%
Sharp Corp.	534,000	7,788,567
Toll Brothers, Inc. (a)	330,700	14,772,369
		22,560,936
Internet & Catalog Retail 2.7%
eBay, Inc. (a)	1,033,300	42,571,960
Leisure Equipment & Products 0.3%
Sega Sammy Holdings, Inc.	67,200	2,670,926
Sega Sammy Holdings, Inc. New	67,200	2,623,230
		5,294,156
Media 1.0%
EchoStar Communications Corp. Class A	517,400	15,299,518
Multiline Retail – 1.0%
Federated Department Stores, Inc.	234,600	15,687,702
Specialty Retail 1.6%
Chico’s FAS, Inc. (a)	473,500	17,424,800
GameStop Corp.:
Class A (a)	5,200	163,644
Class B (a)	258,900	7,350,171
		24,938,615
Textiles, Apparel & Luxury Goods 2.1%
Carter’s, Inc. (a)	303,900	17,261,520
Polo Ralph Lauren Corp. Class A	318,200	16,005,460
		33,266,980

TOTAL CONSUMER DISCRETIONARY		177,902,551

CONSUMER STAPLES 4.0%
Food & Staples Retailing – 1.8%
Walgreen Co.	657,200	28,555,340
Food Products – 1.1%
Nestle SA sponsored ADR	238,500	17,529,750
Tobacco – 1.1%
Altria Group, Inc.	218,360	16,095,316

TOTAL CONSUMER STAPLES		62,180,406

ENERGY 17.6%
Energy Equipment & Services – 5.8%
Halliburton Co.	919,700	63,017,844
National Oilwell Varco, Inc. (a)	67,100	4,415,180
Schlumberger Ltd. (NY Shares)	279,200	23,558,896
		90,991,920
Oil, Gas & Consumable Fuels 11.8%
Canadian Natural Resources Ltd.	617,400	27,880,182
Total SA sponsored ADR	360,800	49,003,856

	Shares	Value
Ultra Petroleum Corp. (a)	767,200	$ 43,638,336
Valero Energy Corp.	573,700	64,862,522
		185,384,896

TOTAL ENERGY		276,376,816

FINANCIALS 17.1%
Capital Markets 4.0%
Goldman Sachs Group, Inc.	372,500	45,288,550
Investors Financial Services Corp.	113,400	3,730,860
Lehman Brothers Holdings, Inc.	122,100	14,222,208
		63,241,618
Commercial Banks – 1.9%
Wells Fargo & Co.	524,000	30,690,680
Consumer Finance – 2.3%
American Express Co.	633,700	36,399,728
Insurance – 5.4%
American International Group, Inc.	870,305	53,924,098
MetLife, Inc. unit	567,800	15,938,146
Platinum Underwriters Holdings Ltd.	483,900	14,463,771
		84,326,015
Real Estate 2.5%
General Growth Properties, Inc.	439,200	19,733,256
Vornado Realty Trust	227,500	19,706,050
		39,439,306
Thrifts & Mortgage Finance – 1.0%
Golden West Financial Corp., Delaware	253,400	15,049,426

TOTAL FINANCIALS		269,146,773

HEALTH CARE 10.2%
Biotechnology – 2.3%
Affymetrix, Inc. (a)	194,800	9,005,604
Anadys Pharmaceuticals, Inc. (a)	117,500	1,253,725
Genentech, Inc. (a)	302,200	25,448,262
		35,707,591
Health Care Equipment & Supplies 4.0%
Alcon, Inc.	254,800	32,583,824
Fisher Scientific International, Inc. (a)	233,400	14,482,470
Synthes, Inc.	137,800	16,121,567
		63,187,861
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	565,500	31,781,100
Pharmaceuticals 1.9%
Roche Holding AG (participation
certificate)	220,600	30,649,780

TOTAL HEALTH CARE		161,326,332

INDUSTRIALS – 7.5%
Aerospace & Defense – 3.2%
Honeywell International, Inc.	1,361,300	51,048,750

31 Quarterly Report

Fidelity Variable Insurance Products: Growth & Income Portfolio
Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value

INDUSTRIALS – continued
Air Freight & Logistics – 1.0%
Expeditors International of Washington,
Inc.	283,294	$ 16,085,433
Airlines – 0.8%
Ryanair Holdings PLC sponsored ADR (a)	259,800	11,828,694
Construction & Engineering – 1.1%
SNC Lavalin Group, Inc.	268,200	17,327,113
Industrial Conglomerates 1.4%
3M Co.	302,800	22,213,408

TOTAL INDUSTRIALS		118,503,398

INFORMATION TECHNOLOGY 18.4%
Communications Equipment – 2.0%
Comverse Technology, Inc. (a)	577,065	15,159,498
Juniper Networks, Inc. (a)	658,600	15,668,094
		30,827,592
Computers & Peripherals 1.3%
Apple Computer, Inc. (a)	369,700	19,819,617
Electronic Equipment & Instruments – 0.1%
Trimble Navigation Ltd. (a)	41,700	1,404,873
Internet Software & Services 7.7%
aQuantive, Inc. (a)	575,700	11,588,841
Google, Inc. Class A (sub. vtg.) (a)	190,300	60,222,338
Yahoo!, Inc. (a)	1,477,200	49,988,448
		121,799,627
Semiconductors & Semiconductor Equipment – 4.2%
Intel Corp.	1,456,600	35,905,190
Marvell Technology Group Ltd. (a)	307,200	14,164,992
Samsung Electronics Co. Ltd.	29,358	16,542,882
		66,613,064
Software 3.1%
Microsoft Corp.	1,736,000	44,667,280
Net 1 UEPS Technologies, Inc. (a)	211,600	4,744,072
		49,411,352

TOTAL INFORMATION TECHNOLOGY		289,876,125

MATERIALS 1.1%
Chemicals 1.1%
Monsanto Co.	277,710	17,426,303

TELECOMMUNICATION SERVICES 5.8%
Wireless Telecommunication Services – 5.8%
American Tower Corp. Class A (a)	1,957,600	48,842,120
Sprint Nextel Corp.	1,789,966	42,565,391
		91,407,511

UTILITIES 2.1%
Electric Utilities – 1.3%
Exelon Corp.	385,700	20,611,808

	Shares	Value
Multi-Utilities – 0.8%
CMS Energy Corp. (a)	779,200	$ 12,817,840
TOTAL UTILITIES		33,429,648

TOTAL COMMON STOCKS
(Cost $1,362,255,962)	1,497,575,863
Convertible Preferred Stocks 1.1%
ENERGY 1.1%
Oil, Gas & Consumable Fuels 1.1%
El Paso Corp. 4.99% (c)
(Cost $14,933,824)	13,700	16,965,806
Convertible Bonds 0.5%
	Principal
	Amount
HEALTH CARE 0.5%
Biotechnology – 0.5%
BioMarin Pharmaceutical, Inc. 3.5%
6/15/08
(Cost $7,231,283)	$ 7,870,000	7,555,200
Money Market Funds 3.2%
	Shares
Fidelity Cash Central Fund, 3.82% (b)
(Cost $51,059,839)	51,059,839	51,059,839

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $1,435,480,908)	1,573,156,708

NET OTHER ASSETS 0.1%		2,126,180

NET ASSETS 100%	$1,575,282,888

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,965,806 or 1.1% of net assets.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,435,570,059. Net unrealized appreciation aggregated $137,586,649, of which $173,075,363 related to appreciated investment securities and $35,488,714 related to depreciated investment securities.

Quarterly Report

32

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

33 Quarterly Report

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Growth Opportunities Portfolio

September 30, 2005

1.799852.100 VIPOVRS-QTLY 0504

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 99.1%
	Shares	Value

CONSUMER DISCRETIONARY 22.5%
Auto Components – 0.1%
Delphi Corp. (a)	139,400	$384,744
Hotels, Restaurants & Leisure 2.4%
Carnival Corp. unit	38,300	1,914,234
Harrah’s Entertainment, Inc.	7,000	456,330
Hilton Hotels Corp.	120,470	2,688,890
Las Vegas Sands Corp.	85,200	2,803,932
Royal Caribbean Cruises Ltd.	13,200	570,240
Sportingbet PLC (a)	209,200	1,151,729
Starbucks Corp. (a)	13,900	696,390
Starwood Hotels & Resorts Worldwide,
Inc. unit	76,400	4,367,788
Wynn Resorts Ltd. (a)	17,400	785,610
		15,435,143
Household Durables 4.6%
D.R. Horton, Inc.	284,233	10,294,919
Garmin Ltd.	13,900	942,837
Harman International Industries, Inc.	26,800	2,740,836
KB Home	123,300	9,025,560
Pulte Homes, Inc.	42,800	1,836,976
Toll Brothers, Inc. (a)	124,600	5,565,882
		30,407,010
Internet & Catalog Retail 4.8%
eBay, Inc. (a)	772,400	31,822,880
Media 5.7%
Central European Media Enterprises Ltd.
Class A (a)	3,500	184,835
Getty Images, Inc. (a)	17,900	1,540,116
Lamar Advertising Co. Class A (a)	27,900	1,265,544
Martha Stewart Living Omnimedia, Inc.
Class A (a)	87,907	2,199,433
McGraw Hill Companies, Inc.	107,066	5,143,451
News Corp. Class A	211,112	3,291,236
Omnicom Group, Inc.	90,300	7,551,789
Time Warner, Inc.	25,700	465,427
Univision Communications, Inc.
Class A (a)	266,800	7,078,204
Walt Disney Co.	153,400	3,701,542
XM Satellite Radio Holdings, Inc.
Class A (a)	137,100	4,923,261
		37,344,838
Multiline Retail – 2.2%
Federated Department Stores, Inc.	125,600	8,398,872
Kohl’s Corp. (a)	29,800	1,495,364
Nordstrom, Inc.	62,500	2,145,000
Sears Holdings Corp. (a)	12,500	1,555,250
Target Corp.	13,900	721,827
		14,316,313
Specialty Retail 2.4%
Best Buy Co., Inc.	98,400	4,283,352

	Shares	Value
Chico’s FAS, Inc. (a)	107,000	$ 3,937,600
Circuit City Stores, Inc.	5,600	96,096
Home Depot, Inc.	60,300	2,299,842
Lowe’s Companies, Inc.	12,100	779,240
Staples, Inc.	182,895	3,899,321
Urban Outfitters, Inc. (a)	12,000	352,800
		15,648,251
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc. (a)	13,900	435,904
NIKE, Inc. Class B	20,900	1,707,112
		2,143,016

TOTAL CONSUMER DISCRETIONARY		147,502,195

CONSUMER STAPLES 5.7%
Beverages 0.3%
PepsiCo, Inc.	27,900	1,582,209
The Coca Cola Co.	16,400	708,316
		2,290,525
Food & Staples Retailing – 1.7%
CVS Corp.	172,300	4,998,423
Wal Mart Stores, Inc.	126,010	5,521,758
Walgreen Co.	20,900	908,105
		11,428,286
Food Products – 0.4%
Corn Products International, Inc.	76,700	1,547,039
Nestle SA sponsored ADR	13,900	1,021,650
		2,568,689
Household Products – 0.7%
Colgate Palmolive Co.	34,900	1,842,371
Procter & Gamble Co.	47,315	2,813,350
		4,655,721
Personal Products 0.6%
Gillette Co.	64,650	3,762,630
Tobacco – 2.0%
Altria Group, Inc.	175,020	12,900,724

TOTAL CONSUMER STAPLES		37,606,575

ENERGY 8.8%
Energy Equipment & Services – 5.3%
Baker Hughes, Inc.	90,800	5,418,944
BJ Services Co.	55,800	2,008,242
Halliburton Co.	226,800	15,540,336
National Oilwell Varco, Inc. (a)	27,900	1,835,820
Schlumberger Ltd. (NY Shares)	103,800	8,758,644
Transocean, Inc. (a)	14,000	858,340
		34,420,326
Oil, Gas & Consumable Fuels 3.5%
Amerada Hess Corp.	2,800	385,000
Anadarko Petroleum Corp	7,000	670,250
Apache Corp.	13,900	1,045,558

35 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
BP PLC sponsored ADR	46,990	$3,329,242
Exxon Mobil Corp.	221,000	14,042,340
Plains Exploration & Production Co. (a) .	27,800	1,190,396
Total SA sponsored ADR	13,900	1,887,898
Valero Energy Corp.	3,500	395,710
		22,946,394

TOTAL ENERGY		57,366,720

FINANCIALS – 9.9%
Capital Markets 3.0%
Ameritrade Holding Corp. (a)	90,700	1,948,236
Calamos Asset Management, Inc. Class A	14,000	345,520
Charles Schwab Corp.	34,900	503,607
E*TRADE Financial Corp. (a)	45,500	800,800
Federated Investors, Inc. Class B
(non vtg.)	13,900	461,897
Goldman Sachs Group, Inc.	36,400	4,425,512
Lazard Ltd. Class A	49,200	1,244,760
Merrill Lynch & Co., Inc.	143,000	8,773,050
UBS AG (NY Shares)	14,000	1,197,000
		19,700,382
Commercial Banks – 1.7%
Bank of America Corp.	107,900	4,542,590
Standard Chartered PLC (United Kingdom)	34,900	753,158
Wachovia Corp.	48,200	2,293,838
Wells Fargo & Co.	62,300	3,648,911
		11,238,497
Consumer Finance – 0.6%
American Express Co.	68,000	3,905,920
Diversified Financial Services – 0.2%
JPMorgan Chase & Co.	27,900	946,647
Insurance – 4.1%
ACE Ltd.	80,030	3,767,012
AFLAC, Inc.	62,600	2,835,780
American International Group, Inc.	235,862	14,614,010
Aspen Insurance Holdings Ltd.	28,500	842,175
Axis Capital Holdings Ltd.	22,300	635,773
Genworth Financial, Inc. Class A
(non vtg.)	125,500	4,046,120
Montpelier Re Holdings Ltd.	14,000	347,900
		27,088,770

	Shares	Value
Thrifts & Mortgage Finance – 0.3%
Countrywide Financial Corp.	34,900	$1,151,002
Golden West Financial Corp., Delaware	13,900	825,521
		1,976,523

TOTAL FINANCIALS		64,856,739

HEALTH CARE 13.1%
Biotechnology – 1.7%
Amgen, Inc. (a)	59,300	4,724,431
Biogen Idec, Inc. (a)	27,900	1,101,492
Genentech, Inc. (a)	47,800	4,025,238
MedImmune, Inc. (a)	38,400	1,292,160
		11,143,321
Health Care Equipment & Supplies 2.3%
Alcon, Inc.	25,800	3,299,304
Becton, Dickinson & Co.	79,500	4,168,185
C.R. Bard, Inc.	97,600	6,444,528
St. Jude Medical, Inc. (a)	5,160	241,488
Zimmer Holdings, Inc. (a)	9,300	640,677
		14,794,182
Health Care Providers & Services 4.0%
Aetna, Inc.	7,000	602,980
PacifiCare Health Systems, Inc. (a)	14,000	1,116,920
UnitedHealth Group, Inc.	395,000	22,199,000
WebMD Health Corp. Class A	4,400	108,456
WellPoint, Inc. (a)	33,300	2,524,806
		26,552,162
Pharmaceuticals 5.1%
Allergan, Inc.	27,900	2,556,198
Johnson & Johnson	209,300	13,244,504
Novartis AG sponsored ADR	41,800	2,131,800
Pfizer, Inc.	52,393	1,308,253
Roche Holding AG (participation
certificate)	13,903	1,931,659
Sepracor, Inc. (a)	34,800	2,052,852
Wyeth	218,000	10,086,860
		33,312,126

TOTAL HEALTH CARE		85,801,791

INDUSTRIALS – 8.4%
Aerospace & Defense – 1.2%
Honeywell International, Inc.	182,000	6,825,000
The Boeing Co.	16,300	1,107,585
		7,932,585
Air Freight & Logistics – 0.5%
FedEx Corp.	38,400	3,345,792
Commercial Services & Supplies 0.3%
Robert Half International, Inc.	58,160	2,069,914
Construction & Engineering – 0.6%
Fluor Corp.	59,500	3,830,610

Quarterly Report 36

Common Stocks continued
	Shares	Value

INDUSTRIALS – continued
Electrical Equipment 0.5%
ABB Ltd. sponsored ADR (a)	208,700	$1,536,032
Rockwell Automation, Inc.	27,900	1,475,910
		3,011,942
Industrial Conglomerates 4.8%
General Electric Co.	934,850	31,476,400
Machinery – 0.2%
Deere & Co.	26,700	1,634,040
Road & Rail 0.3%
Burlington Northern Santa Fe Corp.	20,900	1,249,820
Laidlaw International, Inc.	34,800	841,116
		2,090,936

TOTAL INDUSTRIALS		55,392,219

INFORMATION TECHNOLOGY 24.4%
Communications Equipment – 5.8%
F5 Networks, Inc. (a)	14,900	647,703
Juniper Networks, Inc. (a)	470,350	11,189,627
Motorola, Inc.	251,100	5,546,799
Nokia Corp. sponsored ADR	261,500	4,421,965
QUALCOMM, Inc.	163,800	7,330,050
Research In Motion Ltd. (a)	131,200	8,949,045
		38,085,189
Computers & Peripherals 2.6%
Apple Computer, Inc. (a)	53,500	2,868,135
Dell, Inc. (a)	52,200	1,785,240
EMC Corp. (a)	368,600	4,769,684
International Business Machines Corp. .	14,000	1,123,080
Network Appliance, Inc. (a)	285,700	6,782,518
		17,328,657
Internet Software & Services 9.5%
Google, Inc. Class A (sub. vtg.) (a)	102,500	32,437,149
Yahoo! Japan Corp	2,112	2,492,069
Yahoo! Japan Corp. New	1,415	1,694,746
Yahoo!, Inc. (a)	763,900	25,850,376
		62,474,340
IT Services 0.2%
Affiliated Computer Services, Inc.
Class A (a)	18,300	999,180
Semiconductors & Semiconductor Equipment – 3.9%
Altera Corp. (a)	69,700	1,331,967
Analog Devices, Inc.	38,200	1,418,748
Freescale Semiconductor, Inc. Class B (a)	96,286	2,270,424
Intel Corp.	169,210	4,171,027
Linear Technology Corp.	27,900	1,048,761
Marvell Technology Group Ltd. (a)	47,700	2,199,447
Micron Technology, Inc. (a)	52,400	696,920

	Shares	Value
National Semiconductor Corp.	145,500	$ 3,826,650
NVIDIA Corp. (a)	14,000	479,920
Texas Instruments, Inc.	234,300	7,942,770
		25,386,634
Software 2.4%
Microsoft Corp.	281,100	7,232,703
Oracle Corp. (a)	41,800	517,902
Symantec Corp. (a)	356,778	8,084,589
		15,835,194

TOTAL INFORMATION TECHNOLOGY		160,109,194

MATERIALS 2.1%
Chemicals 2.1%
Ashland, Inc.	14,000	773,360
Chemtura Corp.	41,700	517,914
Monsanto Co.	95,000	5,961,250
Praxair, Inc.	139,500	6,686,235
		13,938,759

TELECOMMUNICATION SERVICES 3.5%
Wireless Telecommunication Services – 3.5%
Sprint Nextel Corp.	960,600	22,843,068

UTILITIES 0.7%
Electric Utilities – 0.2%
Exelon Corp.	27,900	1,490,976
Independent Power Producers & Energy Traders 0.5%
TXU Corp.	27,900	3,149,352

TOTAL UTILITIES		4,640,328

TOTAL COMMON STOCKS
(Cost $525,029,724)		650,057,588

Money Market Funds 0.8%

Fidelity Cash Central Fund, 3.82% (b)	2,997,968	2,997,968
Fidelity Securities Lending Cash Central
Fund, 3.84% (b)(c)	2,047,500	2,047,500
TOTAL MONEY MARKET FUNDS
(Cost $5,045,468)		5,045,468

TOTAL INVESTMENT PORTFOLIO	99.9%
(Cost $530,075,192)		655,103,056

NET OTHER ASSETS 0.1%		441,025

NET ASSETS 100%	$ 655,544,081

37 Quarterly Report

Investments (Unaudited) - continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $531,544,454. Net unrealized appreciation aggregated $123,558,602, of which $129,284,698 related to appreciated investment securities and $5,726,096 related to depreciated investment securities.

Quarterly Report

38

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

39 Quarterly Report

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Mid Cap Portfolio

September 30, 2005

1.799852.100 VIPOVRS-QTLY 0504

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 90.1%

	Shares	Value

CONSUMER DISCRETIONARY 11.0%
Auto Components – 1.4%
Amerigon, Inc. (a)	100	$585
Bharat Forge Ltd.	205	1,636
BorgWarner, Inc.	177,300	10,010,358
China Yuchai International Ltd.	100	1,029
Continental AG	100	8,211
ElringKlinger AG	200	8,728
Gentex Corp.	672,400	11,699,760
IMPCO Technologies, Inc. (a)(d)	1,806,793	10,840,758
Jinheng Automotive Safety Technology
Holdings Ltd.	2,000	260
LKQ Corp. (a)(d)	1,303,416	39,363,163
New Focus Auto Tech Holdings Ltd.	5,804,000	808,049
Quantum Fuel Systems Technologies
Worldwide, Inc. (a)	346	1,418
Xinyi Glass Holdings Co. Ltd.	2,000	516
		72,744,471
Automobiles – 0.6%
Bajaj Auto Ltd.	369,119	14,228,150
Denway Motors Ltd.	4,000	1,457
Geely Automobile Holdings Ltd.	59,050,200	3,311,290
Hero Honda Motors Ltd.	94	1,585
Hyundai Motor Co.	83,220	6,499,691
Hyundai Motor Co. GDR (e)	100	3,918
Mahindra & Mahindra Ltd.	169,496	1,455,687
Maruti Udyog Ltd.	481,168	6,128,036
Renault SA	100	9,474
Thor Industries, Inc.	200	6,800
		31,646,088
Distributors 0.0%
China Resources Enterprise Ltd.	2,000	3,274
Educational Development Corp.	100	931
Li & Fung Ltd.	2,000	4,628
		8,833
Diversified Consumer Services 0.3%
Alderwoods Group, Inc. (a)	100	1,638
Apollo Group, Inc. Class A (a)	311	20,647
Benesse Corp.	100	3,788
Bright Horizons Family Solutions, Inc. (a)	249,619	9,585,370
Concorde Career Colleges, Inc. (a)	100	1,535
Educate, Inc.	100	1,500
Education Management Corp. (a)	100	3,224
ITT Educational Services, Inc. (a)	100	4,935
Matthews International Corp. Class A	100	3,779
Princeton Review, Inc. (a)	394,978	2,373,818
Service Corp. International (SCI)	358,000	2,967,820
		14,968,054
Hotels, Restaurants & Leisure 1.3%
Accor SA	100	5,052
Ambassadors Group, Inc.	200	4,460
Applebee’s International, Inc.	150	3,104

		Shares	Value
BJ’s Restaurants, Inc. (a)		100	$2,043
Buffalo Wild Wings, Inc. (a)		206,800	5,480,200
Fox & Hound Restaurant Group (a)		100	1,018
Indian Hotels Co. Ltd.		100	1,737
Jurys Doyle Hotel Group PLC (Ireland)		100	2,260
Krispy Kreme Doughnuts, Inc. (a)		100	626
Kuoni Reisen Holding AG Class B (Reg.)		100	40,105
Life Time Fitness, Inc. (a)		100	3,314
Minor International PCL (For. Reg.)		100	14
Outback Steakhouse, Inc.		28,400	1,039,440
P.F. Chang’s China Bistro, Inc. (a)		100	4,483
Red Robin Gourmet Burgers, Inc. (a)		100	4,584
Royal Caribbean Cruises Ltd.		695,100	30,028,320
Ruby Tuesday, Inc.		100	2,176
Sonic Corp. (a)		1,075,725	29,421,079
St. Marc Co. Ltd.		80,400	3,844,672
TAJ GVK Hotels & Resorts Ltd.		143,519	2,091,319
Urbium PLC		3,250	60,932
			72,040,938
Household Durables 0.7%
Alba PLC		26	177
Chitaly Holdings Ltd.		894,000	507,080
Fedders Corp.		100	214
Garmin Ltd.		180,151	12,219,642
George Wimpey PLC		100	755
Hovnanian Enterprises, Inc. Class A (a)	.	200	10,240
LG Electronics, Inc.		123,160	8,250,005
Makita Corp. sponsored ADR		100	2,043
Rational AG		39,471	4,199,680
Sekisui House Ltd.		877,000	10,822,840
Skyworth Digital Holdings Ltd.		2,052	307
Steinhoff International Holdings Ltd.		100	310
Tempur Pedic International, Inc. (a)		100	1,184
Toll Brothers, Inc. (a)		99,400	4,440,198
William Lyon Homes, Inc. (a)		100	15,520
			40,470,195
Internet & Catalog Retail 0.1%
1 800 FLOWERS.com, Inc. Class A (a)	.	100	701
Alloy, Inc. (a)		49,600	240,064
Audible, Inc. (a)		100	1,229
Coldwater Creek, Inc. (a)		100	2,522
GSI Commerce, Inc. (a)		100	1,990
Provide Commerce, Inc. (a)		65,200	1,582,404
Rakuten, Inc.		8,110	6,245,326
			8,074,236
Leisure Equipment & Products 0.8%
Asia Optical Co., Inc.		31,582	201,758
Beneteau SA		44,100	3,740,506
Jumbo SA (a)		774,790	8,849,167
MarineMax, Inc. (a)		100	2,549
Mega Bloks, Inc. (a)		100	2,076
Nautilus, Inc.		100	2,207

41 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Leisure Equipment & Products – continued
Polaris Industries, Inc.	200	$9,910
SCP Pool Corp.	225	7,859
Sega Sammy Holdings, Inc.	282,200	11,216,298
Sega Sammy Holdings, Inc. New	282,200	11,016,007
SHIMANO, Inc.	100	2,715
Trigano SA	71,200	6,381,495
		41,432,547
Media 1.9%
Astral Media, Inc. Class A (non vtg.)	365,800	10,754,382
Astro All Asia Networks PLC	100	151
Austar United Communications Ltd. (a)	100	93
Central European Media Enterprises Ltd.
Class A (a)	100	5,281
Chum Ltd. Class B (non vtg.)	200	5,935
Clear Media Ltd. (a)	243,000	217,710
E.W. Scripps Co. Class A	520,100	25,989,397
Getty Images, Inc. (a)	5,900	507,636
Grupo Televisa SA de CV (CPO)
sponsored ADR	100	7,171
Harris Interactive, Inc. (a)	1,749,767	7,471,505
Impresa SGPS (a)	100	625
Insignia Systems, Inc. (a)	100	47
JC Decaux SA (a)	291,000	6,423,333
Modern Times Group AB (MTG)
(B Shares) (a)	100	3,768
News Corp. Class A	204	3,180
Omnicom Group, Inc.	247,400	20,690,062
ProQuest Co. (a)	144,100	5,216,420
Saga Communications, Inc. Class A (a) .	100	1,330
Salem Communications Corp. Class A (a)	131,900	2,432,236
SBS Broadcasting SA (a)	100	5,436
Scholastic Corp. (a)	100	3,696
Sogecable SA (a)	100	3,905
Spanish Broadcasting System, Inc.
Class A (a)	100	718
TiVo, Inc. (a)	679,506	3,730,488
Trader Classified Media NV:
(A Shares)	100	1,772
Class A (NY Shares)	76,800	1,351,680
Univision Communications, Inc.
Class A (a)	339,400	9,004,282
Zee Telefilms Ltd.	1,500,455	5,898,729
		99,730,968
Multiline Retail – 0.2%
Dollar General Corp.	100	1,834
Don Quijote Co. Ltd.	67,700	4,384,560
Hudson’s Bay Co.	200	2,357
Lifestyle International Holdings Ltd.	500	796
Lojas Renner SA	183,400	4,522,913
Pantaloon Retail India Ltd.	70,800	3,019,893

	Shares	Value
PT Mitra Adiperkasa Tbk	2,633,000	$281,193
Ryohin Keikaku Co. Ltd.	100	6,485
		12,220,031
Specialty Retail 2.9%
Abercrombie & Fitch Co. Class A	8,300	413,755
AC Moore Arts & Crafts, Inc. (a)	882,700	16,930,186
Advance Auto Parts, Inc. (a)	126,300	4,885,284
Best Buy Co., Inc.	331,100	14,412,783
Blacks Leisure Group PLC	100	761
Build A Bear Workshop, Inc.	394,400	8,795,120
CarMax, Inc. (a)	279,300	8,733,711
Charming Shoppes, Inc. (a)	100	1,067
Chico’s FAS, Inc. (a)	200	7,360
Dixons Group PLC	4,992,700	13,258,852
Dixons Group PLC sponsored ADR	100	830
Edgars Consolidated Stores Ltd.	1,688,000	8,423,286
Ellerine Holdings Ltd.	100	992
Esprit Holdings Ltd.	500	3,738
Fantastic Holdings Ltd.	100	278
GameStop Corp.:
Class A (a)	49,000	1,542,030
Class B (a)	477,400	13,553,386
GOME Electrical Appliances Holdings
Ltd.	100	60
Guess?, Inc. (a)	149,200	3,197,356
Guitar Center, Inc. (a)	141,800	7,828,778
Hot Topic, Inc. (a)	165,183	2,537,211
JB Hi Fi Ltd.	100	253
JD Group Ltd.	100	1,219
KOMERI Co. Ltd.	672,100	22,062,266
Lithia Motors, Inc. Class A (sub. vtg.)	100	2,898
Michaels Stores, Inc.	200	6,612
Nitori Co. Ltd.	226,100	19,076,363
O’Reilly Automotive, Inc. (a)	200	5,636
Pacific Sunwear of California, Inc. (a)	100	2,144
PETsMART, Inc.	270,000	5,880,600
RONA, Inc. (a)	100	1,975
Ross Stores, Inc.	100	2,370
Sa Sa International Holdings Ltd.	2,000	896
Select Comfort Corp. (a)	100	1,998
Shimamura Co. Ltd.	100	11,161
Shopper’s Stop Ltd.	100	855
TBC Corp. (a)	100	3,449
Tiffany & Co., Inc.	57,100	2,270,867
Tractor Supply Co. (a)	100	4,565
Truworths International Ltd.	100	319
Urban Outfitters, Inc. (a)	800	23,520
Williams Sonoma, Inc. (a)	100	3,835
		153,890,625
Textiles, Apparel & Luxury Goods 0.8%
Cherokee, Inc.	100	3,498
Columbia Sportswear Co. (a)	185,290	8,597,456
Compagnie Financiere Richemont unit	100	3,960

Quarterly Report 42

Common Stocks continued

	Shares	Value

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Folli Follie SA	80	$2,397
Gildan Activewear, Inc. Class A
(sub. vtg.) (a)	200	7,623
K Swiss, Inc. Class A	200	5,914
Kenneth Cole Productions, Inc. Class A
(sub. vtg.)	100	2,729
NIKE, Inc. Class B	100	8,168
Polo Ralph Lauren Corp. Class A	100	5,030
Ports Design Ltd.	161,500	183,207
Quiksilver, Inc. (a)	1,539,168	22,240,978
Stride Rite Corp.	100	1,282
Ted Baker PLC	1,176,408	10,005,504
The Swatch Group AG (Bearer)	100	13,778
Weyco Group, Inc.	200	3,900
Wolverine World Wide, Inc.	150	3,158
		41,088,582

TOTAL CONSUMER DISCRETIONARY		588,315,568

CONSUMER STAPLES 4.8%
Beverages 0.1%
Boston Beer Co., Inc. Class A (a)	100	2,500
Brick Brewing Co. Ltd. (a)	100	206
C&C Group PLC	43,900	262,838
Companhia de Bebidas das Americas
(AmBev):
(PN) sponsored ADR	100	3,718
sponsored ADR	20	600
Fomento Economico Mexicano SA de CV
sponsored ADR	37,700	2,635,984
Grupo Modelo SA de CV Series C	253,800	822,249
Hansen Natural Corp. (a)	200	9,416
Jones Soda Co. (a)	310,459	1,707,525
MGP Ingredients, Inc.	200	2,240
Pernod Ricard	100	17,661
Tsingtao Brewery Co. Ltd. (H Shares)	1,000	1,076
Yantai Changyu Pioneer Wine Co.
(B Shares)	100	177
		5,466,190
Food & Staples Retailing – 0.7%
Alimentation Couche Tard, Inc. Class B
(sub. vtg.) (a)	100	1,772
Central European Distribution Corp. (a) .	150	6,389
Heng Tai Consumables Group Ltd.	13,803,000	2,437,702
Massmart Holdings Ltd.	1,111,569	9,433,993
Metro AG	118,900	5,856,560
Plant Co. Ltd.	127,000	1,252,919
Pyaterochka Holding NV GDR (a)	100	2,032
Shinsegae Co. Ltd.	3,490	1,294,326
Sugi Pharmacy Co. Ltd.	317,500	11,746,116
Tesco PLC	101	552

	Shares	Value
Wal-Mart de Mexico SA de CV
sponsored ADR	101	$5,126
Whole Foods Market, Inc.	28,600	3,845,270
		35,882,757
Food Products – 2.7%
A Hiestand Holding AG	10,407	8,041,882
Archer Daniels Midland Co.	100	2,466
Barry Callebaut AG	85	25,091
Britannia Industries Ltd.	60,541	1,731,937
Bunge Ltd.	360,100	18,948,462
Chaoda Modern Agriculture (Holdings)
Ltd.	5,243,700	1,994,098
China Mengniu Dairy Co. Ltd.	1,000	825
COFCO International Ltd.	2,000	864
Corn Products International, Inc.	240,900	4,858,953
Green Mountain Coffee Roasters, Inc. (a)	81,568	2,836,935
Groupe Danone	378,800	40,827,713
Groupe Danone sponsored ADR	427,300	9,315,140
Heritage Foods (INDIA) Ltd.	100	312
Hershey Co.	183,900	10,355,409
Hokuto Corp.	100	1,753
Hormel Foods Corp.	100	3,299
IAWS Group PLC (Ireland)	25,450	368,697
Lindt & Spruengli AG	1,200	19,843,907
Lindt & Spruengli AG (participation
certificate)	2,467	4,144,392
McCormick & Co., Inc. (non vtg.)	310,700	10,138,141
Peet’s Coffee & Tea, Inc. (a)	100	3,062
Poore Brothers, Inc. (a)	71,516	389,762
PT Indofood Sukses Makmur Tbk	58,698,500	4,160,169
Rocky Mountain Chocolate Factory, Inc.	100	1,460
Wimm Bill Dann Foods OJSC
sponsored ADR (a)	76,800	1,474,560
Wm. Wrigley Jr. Co.	68,100	4,895,028
		144,364,317
Household Products – 0.0%
Central Garden & Pet Co. Class A (a)	100	4,525
Hindustan Lever Ltd.	104,300	429,847
Kao Corp.	1,000	24,797
Reckitt Benckiser PLC	300	9,142
		468,311
Personal Products 1.3%
AmorePacific Corp.	100	30,283
Avon Products, Inc.	939,079	25,355,133
Beauty China Holdings Ltd.	7,838,353	3,219,464
Body Shop International PLC	100	381
Dabur India Ltd.	865,295	3,212,744
Estee Lauder Companies, Inc. Class A	100	3,483
Godrej Consumer Products Ltd.	216,376	2,232,431
Hengan International Group Co. Ltd.	22,354,200	21,324,432
Kose Corp.	100	3,433
Marico Ltd.	100	659
Natura Cosmeticos SA	232,000	9,258,362

43 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

CONSUMER STAPLES – continued
Personal Products – continued
Ojsc Concern Kalina sponsored ADR	43,600	$ 1,470,410
Shiseido Co. Ltd. sponsored ADR (a)	321,700	4,616,395
USANA Health Sciences, Inc. (a)	200	9,540
		70,737,150
Tobacco – 0.0%
ITC Ltd.	1,500	4,667

TOTAL CONSUMER STAPLES		256,923,392

ENERGY 15.6%
Energy Equipment & Services 10.9%
BJ Services Co.	96,620	3,477,354
Cal Dive International, Inc. (a)	490,600	31,108,946
Carbo Ceramics, Inc.	150	9,899
Compagnie Generale de Geophysique
SA (a)	100	10,448
Cooper Cameron Corp. (a)	394,200	29,143,206
Core Laboratories NV (a)	627,400	20,239,924
FMC Technologies, Inc. (a)	543,400	22,882,574
Global Industries Ltd. (a)	1,412,289	20,817,140
GlobalSantaFe Corp.	728,150	33,218,203
Grant Prideco, Inc. (a)	78,700	3,199,155
Gulf Island Fabrication, Inc.	211,200	6,072,000
Halliburton Co.	223,100	15,286,812
Helmerich & Payne, Inc.	226,000	13,648,140
Hydril Co. (a)	100	6,864
Input/Output, Inc. (a)	763,000	6,088,740
Nabors Industries Ltd. (a)	623,000	44,750,090
National Oilwell Varco, Inc. (a)	768,362	50,558,220
Noble Corp.	601,100	41,151,306
NS Group, Inc. (a)	100	3,925
Oceaneering International, Inc. (a)	388,286	20,738,355
Parker Drilling Co. (a)	4,135,100	38,332,377
Pason Systems, Inc.	1,512,600	35,362,522
Patterson UTI Energy, Inc.	298,700	10,777,096
Pioneer Drilling Co. (a)	100	1,952
Precision Drilling Corp. (a)	442,800	21,789,599
Pride International, Inc. (a)	484,100	13,801,691
Rowan Companies, Inc.	713,400	25,318,566
SEACOR Holdings, Inc. (a)	100	7,258
Smith International, Inc.	584,180	19,459,036
Superior Energy Services, Inc. (a)	634,600	14,652,914
Transocean, Inc. (a)	489,100	29,986,721
Unit Corp. (a)	100	5,528
Veritas DGC, Inc. (a)	100	3,662
Weatherford International Ltd. (a)	139,700	9,591,802
		581,502,025
Oil, Gas & Consumable Fuels 4.7%
Arch Coal, Inc.	189,100	12,764,250
Cameco Corp.	100	5,335
Canadian Natural Resources Ltd.	378,200	17,078,531

	Shares	Value
Carrizo Oil & Gas, Inc. (a)	50	$1,465
China Petroleum & Chemical Corp.
sponsored ADR	100	4,526
CONSOL Energy, Inc.	943,800	71,983,626
Forest Oil Corp. (a)	208,200	10,847,220
Golar LNG Ltd. (Nasdaq) (a)	21,393	274,686
Harvest Natural Resources, Inc. (a)	100	1,073
Houston Exploration Co. (a)	50,700	3,409,575
JKX Oil & Gas	91	344
Massey Energy Co.	173,294	8,850,125
Newfield Exploration Co. (a)	286,400	14,062,240
Niko Resources Ltd.	100	4,387
Nippon Oil Corp.	1,452,000	12,946,345
OPTI Canada, Inc. (a)	100	3,398
Peabody Energy Corp.	388,900	32,803,715
PetroChina Co. Ltd. sponsored ADR	100	8,337
PetroKazakhstan, Inc. Class A	100	5,410
Petroleo Brasileiro SA Petrobras:
(PN) sponsored ADR (non vtg.)	100	6,375
sponsored ADR (a)	100	7,149
Plains Exploration & Production Co. (a) .	230,700	9,878,574
Ship Finance International Ltd.
(NY Shares)	446,700	8,934,000
Southwestern Energy Co. (a)	106,300	7,802,420
Surgutneftegaz JSC sponsored ADR	100	5,375
Talisman Energy, Inc.	100	4,892
Tesoro Corp.	43,500	2,924,940
TransCanada Corp.	436,300	13,322,424
TransMontaigne, Inc. (a)	763,300	6,098,767
Valero Energy Corp.	125,361	14,173,315
Whiting Petroleum Corp. New (a)	1,600	70,144
World Fuel Services Corp.	46,600	1,512,170
XTO Energy, Inc.	166	7,523
		249,802,656

TOTAL ENERGY		831,304,681

FINANCIALS – 8.1%
Capital Markets 0.0%
BlackRock, Inc. Class A	100	8,862
Deutsche Bank AG (NY Shares)	100	9,352
Eaton Vance Corp. (non vtg.)	200	4,964
Federated Investors, Inc. Class B
(non vtg.)	100	3,323
International Assets Holding Corp. (a)	100	820
Legg Mason, Inc.	100	10,969
Matsui Securities Co. Ltd.	100	1,223
Nuveen Investments, Inc. Class A	100	3,939
optionsXpress Holdings, Inc.	100	1,904
T. Rowe Price Group, Inc.	200	13,060
		58,416
Commercial Banks – 2.7%
Allahabad Bank	71,000	148,526

Quarterly Report 44

Common Stocks continued

	Shares	Value

FINANCIALS – continued
Commercial Banks – continued
Banco Itau Holding Financeira SA:
(PN)	900	$213,640
sponsored ADR (non vtg.)	47,100	5,588,886
Banco Pastor SA (Reg.)	404,800	18,483,757
Bank of Baroda	1,267,372	7,246,409
Bank of Fukuoka Ltd.	3,018,900	21,908,696
Bank of India	6,672,356	18,656,183
BOK Financial Corp.	103	4,962
Boston Private Financial Holdings, Inc. .	120,400	3,195,416
Canara Bank	782,185	4,126,691
Capitalia Spa	79	432
Cathay General Bancorp	20	709
Center Financial Corp., California	103,900	2,441,650
Colonial Bancgroup, Inc.	234,100	5,243,840
Commerce Bancorp, Inc., New Jersey	200	6,138
Corp. Bank	469,574	4,539,233
CVB Financial Corp.	137	2,548
DnB NOR ASA	100	1,030
Erste Bank der Oesterreichischen
Sparkassen AG	100	5,350
Fulton Financial Corp.	14	230
HDFC Bank Ltd. sponsored ADR	96,000	4,915,200
Hiroshima Bank Ltd.	942,900	5,069,356
Hokuhoku Financial Group, Inc.	100	380
ICICI Bank Ltd. sponsored ADR	62,100	1,754,325
Juroku Bank Ltd.	1,080,400	7,054,673
Lakeland Financial Corp.	100	4,135
M&T Bank Corp.	100	10,571
Oriental Bank of Commerce	19,400	120,800
OTP Bank Rt.	100	3,932
PrivateBancorp, Inc.	23,800	815,864
PT Bank Central Asia Tbk	500	167
Punjab National Bank	42,100	454,025
Sberbank RF GDR (a)	200	18,891
State Bancorp, Inc., New York	6	108
State Bank of India	714,874	17,199,099
Sumitomo Trust & Banking Co. Ltd.	1,000	8,286
TCF Financial Corp.	200	5,350
Texas Regional Bancshares, Inc. Class A	150	4,319
The Keiyo Bank Ltd.	806,400	5,351,390
UCBH Holdings, Inc.	100	1,832
UnionBanCal Corp.	100	6,972
Uti Bank Ltd.	573,500	3,468,008
Westcorp	100	5,890
Wintrust Financial Corp.	86,785	4,361,814
		142,449,713
Consumer Finance – 0.0%
Advanta Corp. Class B	100	2,823
American Express Co.	100	5,744

	Shares	Value
First Cash Financial Services, Inc. (a)	150	$3,948
First Marblehead Corp.	100	2,540
		15,055
Diversified Financial Services – 0.4%
Alliance Capital Management Holding LP	100	4,785
Indiabulls Financial Services Ltd.	300	1,353
Infrastructure Development Finance Co.
Ltd.	100	161
Kotak Mahindra Bank Ltd.	1,594,663	7,248,631
Moody’s Corp.	117,500	6,001,900
Power Financial Corp.	100	2,900
Principal Financial Group, Inc.	100	4,737
TSX Group, Inc.	291,800	10,117,373
		23,381,840
Insurance – 3.1%
ACE Ltd.	100	4,707
Admiral Group PLC	100	750
AFLAC, Inc.	783,600	35,497,080
American International Group, Inc.	254,700	15,781,212
Assurant, Inc.	2,151,500	81,886,090
Baloise Holdings AG (Reg.)	100	5,023
Brown & Brown, Inc.	38,000	1,888,220
Erie Indemnity Co. Class A	100	5,275
Genworth Financial, Inc. Class A
(non vtg.)	100	3,224
Hilb Rogal & Hobbs Co.	200	7,464
Horace Mann Educators Corp.	100	1,978
Mercury General Corp.	35,100	2,105,649
Ohio Casualty Corp.	122,800	3,330,336
Old Republic International Corp.	150	4,001
Ping An Insurance (Group) Co. of China,
Ltd. (H Shares)	5,779,500	10,095,229
Progressive Corp.	90,200	9,450,254
Reinsurance Group of America, Inc.	100	4,470
Scottish Re Group Ltd.	8,100	193,104
Triad Guaranty, Inc. (a)	100	3,922
UNIPOL Assicurazioni Spa	100	375
Universal American Financial Corp. (a) .	40,049	910,714
UnumProvident Corp.	100	2,050
USI Holdings Corp. (a)	168,300	2,186,217
W.R. Berkley Corp.	13	494
Zenith National Insurance Corp.	300	18,807
		163,386,645
Real Estate 1.7%
CBL & Associates Properties, Inc.	34,600	1,418,254
Corporate Office Properties Trust (SBI)	100	3,495
Digital Realty Trust, Inc.	900,800	16,214,400
Equity Lifestyle Properties, Inc.	100	4,500
Equity Office Properties Trust	423,600	13,855,956
Equity Residential (SBI)	558,700	21,146,795
General Growth Properties, Inc.	131,200	5,894,816
Pan Pacific Retail Properties, Inc.	114,400	7,538,960
Plum Creek Timber Co., Inc.	141,300	5,356,683

45 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value

FINANCIALS – continued
Real Estate continued
Shun Tak Holdings Ltd.	530,200	$440,845
United Dominion Realty Trust, Inc. (SBI) .	743,700	17,625,690
W.P. Carey & Co. LLC	116,400	3,133,488
Weingarten Realty Investors (SBI)	100	3,785
		92,637,667
Thrifts & Mortgage Finance – 0.2%
Doral Financial Corp.	100	1,307
Golden West Financial Corp., Delaware	40	2,376
Housing Development Finance Corp. Ltd.	138,204	3,268,098
MGIC Investment Corp.	100	6,420
NetBank, Inc.	943,664	7,841,848
Radian Group, Inc.	100	5,310
Washington Federal, Inc.	121	2,730
		11,128,089

TOTAL FINANCIALS		433,057,425

HEALTH CARE 16.2%
Biotechnology – 4.6%
Affymetrix, Inc. (a)	86,500	3,998,895
Albany Molecular Research, Inc. (a)	620,902	7,562,586
Alexion Pharmaceuticals, Inc. (a)	100	2,768
Alnylam Pharmaceuticals, Inc. (a)	100	1,130
Applera Corp. – Celera Genomics
Group (a)	100	1,213
Bachem Holding AG (B Shares)	100	5,873
Celgene Corp. (a)	200	10,864
Charles River Laboratories International,
Inc. (a)	248,304	10,831,020
Ciphergen Biosystems, Inc. (a)	100	185
CSL Ltd.	83	2,431
CytRx Corp. (a)	100	97
deCODE genetics, Inc. (a)	100	839
Dendreon Corp. (a)	100	671
Digene Corp. (a)	100	2,850
Exact Sciences Corp. (a)	100	182
Exelixis, Inc. (a)	100	767
Genentech, Inc. (a)	25,500	2,147,355
Harvard Bioscience, Inc. (a)(d)	3,023,047	9,220,293
Illumina, Inc. (a)	100	1,281
ImmunoGen, Inc. (a)	139,700	1,025,398
Invitrogen Corp. (a)	1,620,530	121,912,462
Lexicon Genetics, Inc. (a)	100	398
Luminex Corp. (a)	100	1,004
Martek Biosciences (a)	161,800	5,684,034
MedImmune, Inc. (a)	100	3,365
Myriad Genetics, Inc. (a)	100	2,186
Nektar Therapeutics (a)	100	1,695
ONYX Pharmaceuticals, Inc. (a)	100	2,498
Orthologic Corp. (a)	100,600	385,298
OSI Pharmaceuticals, Inc. (a)	201,300	5,886,012

	Shares	Value
QIAGEN NV (a)	5,068,000	$ 66,086,720
Renovis, Inc. (a)	100	1,353
Sangamo Biosciences, Inc. (a)	100	439
Seattle Genetics, Inc. (a)	100	525
Serologicals Corp. (a)	100	2,256
Sirna Therapeutics, Inc. (a)	100	440
Stratagene Corp. (a)(d)	1,441,447	12,987,437
Tanox, Inc. (a)	100	1,465
Telik, Inc. (a)	100	1,636
		247,777,921
Health Care Equipment & Supplies 3.0%
Advanced Medical Optics, Inc. (a)	100	3,795
Advanced Neuromodulation Systems,
Inc. (a)	59,400	2,819,124
Arthrocare Corp. (a)	100	4,022
Beckman Coulter, Inc.	217,800	11,756,844
Bio Rad Laboratories, Inc. Class A (a)	200	10,998
BioLase Technology, Inc.	107,400	765,762
Biophan Technologies, Inc. (a)	100	240
Bruker BioSciences Corp. (a)	24,463	107,148
Cardiodynamics International Corp. (a) .	100	135
Clarient, Inc. (a)	100	162
Cyberonics, Inc. (a)	200	5,968
Cytyc Corp. (a)	100	2,685
DENTSPLY International, Inc.	172,400	9,313,048
Dionex Corp. (a)	100	5,425
Edwards Lifesciences Corp. (a)	100	4,441
Endocare, Inc. (a)	144,600	469,950
Epix Pharmaceuticals, Inc. (a)	178,600	1,375,220
Essilor International SA	100	8,284
Fisher Scientific International, Inc. (a)	243,500	15,109,175
Gen Probe, Inc. (a)	100	4,945
Greatbatch, Inc. (a)	800	21,952
Haemonetics Corp. (a)	207,200	9,848,216
Hospira, Inc. (a)	100	4,097
IDEXX Laboratories, Inc. (a)	141,800	9,483,584
INAMED Corp. (a)	150	11,352
IntraLase Corp.	237,700	3,496,567
Intuitive Surgical, Inc. (a)	100	7,329
Kinetic Concepts, Inc. (a)	200	11,360
Kyphon, Inc. (a)	100	4,394
Merit Medical Systems, Inc. (a)	133	2,365
Millipore Corp. (a)	651,000	40,941,390
Molecular Devices Corp. (a)	80	1,671
Neogen Corp. (a)	49,663	893,939
Osteotech, Inc. (a)	100	573
PolyMedica Corp.	82	2,865
Possis Medical, Inc. (a)	100	1,096
Sonic Innovations, Inc. (a)	100	442
SonoSight, Inc. (a)	100	2,968
Stereotaxis, Inc. (a)	100	741
Strategic Diagnostics, Inc. (a)(d)	1,481,500	6,074,150
Synthes, Inc.	55,218	6,460,092

Quarterly Report

46

Common Stocks continued
	Shares	Value

HEALTH CARE continued
Health Care Equipment & Supplies – continued
Thermo Electron Corp. (a)	764,300	$ 23,616,870
Thoratec Corp. (a)	100	1,776
Ventana Medical Systems, Inc. (a)	100	3,807
Waters Corp. (a)	392,420	16,324,672
Young Innovations, Inc.	100	3,786
Zimmer Holdings, Inc. (a)	100	6,889
Zoll Medical Corp. (a)	100	2,625
		158,998,939
Health Care Providers & Services 7.3%
Aetna, Inc.	428,100	36,876,534
Allscripts Healthcare Solutions, Inc. (a)	1,045,300	18,836,306
American Dental Partners, Inc. (a)	100	3,392
AMERIGROUP Corp. (a)	100	1,912
Apollo Hospitals Enterprise Ltd.	57,000	594,444
Apollo Hospitals Enterprise Ltd.
GDR (a)(e)	126,100	1,313,434
Caremark Rx, Inc. (a)	1,103,106	55,078,083
Centene Corp. (a)	100	2,503
Cerner Corp. (a)	103,417	8,990,040
Community Health Systems, Inc. (a)	226,200	8,778,822
Covance, Inc. (a)	897,800	43,085,422
Coventry Health Care, Inc. (a)	50	4,301
Diagnosticos da America SA	141,400	2,206,403
Dynacq Healthcare, Inc. (a)	100	446
Eclipsys Corp. (a)	373,000	6,654,320
Evotec OAI AG (a)	100	314
Gambro AB (A Shares)	100	1,516
Health Management Associates, Inc.
Class A	100	2,347
Health Net, Inc. (a)	100	4,732
Humana, Inc. (a)	986,300	47,224,044
ICON PLC sponsored ADR (a)	199,126	9,956,300
IDX Systems Corp. (a)	619,700	26,758,646
IMS Health, Inc.	1,272,900	32,038,893
iSoft Group PLC	35	267
Merge Technologies, Inc. (a)	100	1,709
National Research Corp.	100	1,625
NDCHealth Corp.	100	1,892
Omnicare, Inc.	251,250	14,127,788
Per Se Technologies, Inc. (a)	100	2,066
Pharmaceutical Product Development,
Inc. (a)	2,300	132,273
ProxyMed, Inc. (a)	167,037	846,878
Quest Diagnostics, Inc.	400	20,216
Ramsay Health Care Ltd.	100	717
Renal Care Group, Inc. (a)	50	2,366
ResCare, Inc. (a)	915,103	14,083,435
Sunrise Senior Living, Inc. (a)	370,000	24,693,800
Triad Hospitals, Inc. (a)	106,500	4,821,255
TriZetto Group, Inc. (a)	984,700	13,903,964

	Shares	Value
VCA Antech, Inc. (a)	170,800	$ 4,358,816
WebMD Corp. (a)	1,317,100	14,593,468
WellPoint, Inc. (a)	400	30,328
		390,036,017
Pharmaceuticals 1.3%
Able Laboratories, Inc. (a)	100	15
Allergan, Inc.	100	9,162
American Pharmaceutical Partners, Inc. (a)	50	2,283
Aventis Pharma Ltd.	100	3,296
Bentley Pharmaceuticals, Inc. (a)	224,500	2,682,775
Boiron SA	55	1,356
Caraco Pharmaceutical Laboratories
Ltd. (a)	100	869
Cipla Ltd.	50,500	436,468
Connetics Corp. (a)	100	1,691
Dr. Reddy’s Laboratories Ltd.
sponsored ADR	85,100	1,656,046
Endo Pharmaceuticals Holdings, Inc. (a) .	212,400	5,664,708
GlaxoSmithkline Pharmaceuticals Ltd.	100	2,016
KV Pharmaceutical Co. Class A (a)	150	2,666
Merck KGaA	328,421	27,650,936
New River Pharmaceuticals, Inc. (a)	100	4,794
Pfizer Ltd.	100	1,858
Ranbaxy Laboratories Ltd. sponsored GDR	598,398	6,821,737
Roche Holding AG:
(participation certificate)	144,249	20,041,705
sponsored ADR	62,700	4,395,270
Schering Plough Corp.	100	2,105
Sepracor, Inc. (a)	100	5,899
SuperGen, Inc. (a)	100	630
Valeant Pharmaceuticals International	100	2,008
		69,390,293

TOTAL HEALTH CARE		866,203,170

INDUSTRIALS – 11.5%
Aerospace & Defense – 1.2%
Ceradyne, Inc. (a)	501,134	18,381,595
EDO Corp.	100	3,003
Embraer – Empresa Brasileira de
Aeronautica SA sponsored ADR	100	3,860
Esterline Technologies Corp. (a)	746,700	28,292,463
General Dynamics Corp.	100	11,955
L 3 Communications Holdings, Inc.	222,800	17,616,796
Mercury Computer Systems, Inc. (a)	100	2,625
Precision Castparts Corp.	200	10,620
Rockwell Collins, Inc.	100	4,832
		64,327,749
Air Freight & Logistics – 0.6%
Business Post Group PLC	200	1,579
C.H. Robinson Worldwide, Inc.	168,550	10,807,426
Dynamex, Inc. (a)	80	1,251

47 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

INDUSTRIALS – continued
Air Freight & Logistics – continued
Expeditors International of Washington,
Inc.	100	$5,678
Forward Air Corp.	150	5,526
Hub Group, Inc. Class A (a)	627,340	23,029,651
		33,851,111
Airlines – 0.1%
ACE Aviation Holdings, Inc. Class A (a) .	262,000	8,002,426
Ryanair Holdings PLC sponsored ADR (a)	100	4,553
Southwest Airlines Co.	100	1,485
		8,008,464
Building Products – 0.3%
American Woodmark Corp.	200	6,720
Quixote Corp.	80,870	1,729,809
Simpson Manufacturing Co. Ltd.	309,600	12,117,744
Trex Co., Inc. (a)	100	2,400
USG Corp. (a)	100	6,872
Wienerberger Baustoffindust AG	100	3,942
		13,867,487
Commercial Services & Supplies 1.4%
Advisory Board Co. (a)	100	5,204
American Ecology Corp.	100	1,962
Bennett Environmental, Inc. (a)	167,100	474,308
ChoicePoint, Inc. (a)	269,100	11,617,047
Cintas Corp.	213,700	8,772,385
Corporate Executive Board Co.	100	7,798
CoStar Group, Inc. (a)	100	4,672
Dun & Bradstreet Corp. (a)	100	6,587
Fullcast Co. Ltd.	5,746	13,611,042
GFK AG	20	754
Intertek Group PLC	436,200	5,260,877
Labor Ready, Inc. (a)	100	2,565
PICO Holdings, Inc. (a)	100	3,514
Pike Electric Corp.	100	1,873
Randstad Holdings NV	86,700	3,329,268
Ritchie Brothers Auctioneers, Inc.	36,100	1,588,039
Robert Half International, Inc.	100	3,559
Rollins, Inc.	100	1,952
Societe Generale de Surveillance Holding
SA (SGS) (Reg.)	14,091	10,872,316
Stericycle, Inc. (a)	204,600	11,692,890
Tele Atlas NV (a)	65,600	2,269,810
West Corp. (a)	125,399	4,688,669
		74,217,091
Construction & Engineering – 1.8%
Arcadis NV	9,700	261,108
Arcadis NV (NY Shares)	200	5,400
Chicago Bridge & Iron Co. NV
(NY Shares)	605,600	18,828,104
Dycom Industries, Inc. (a)	140,600	2,842,932
EMCOR Group, Inc. (a)	100	5,930

	Shares	Value
Infrasource Services, Inc. (a)	100	$1,455
Jacobs Engineering Group, Inc. (a)	423,400	28,537,160
Larsen & Toubro Ltd.	100	3,456
Orascom Construction Industries SAE
GDR	100	7,390
PTC India Ltd.	100	115
Quanta Services, Inc. (a)	100	1,276
Shaw Group, Inc. (a)	1,283,700	31,656,042
SNC Lavalin Group, Inc.	100	6,461
United Group Ltd.	1,217,600	9,834,547
Washington Group International, Inc. (a)	41,300	2,225,657
		94,217,033
Electrical Equipment 1.6%
AstroPower, Inc. (a)	100	0
Baldor Electric Co.	130,600	3,310,710
Bharat Heavy Electricals Ltd.	100	2,785
C&D Technologies, Inc.	490,700	4,617,487
Crompton Greaves Ltd.	144,396	2,178,341
Fujikura Ltd.	1,000	6,175
II VI, Inc. (a)	200	3,548
Johnson Electric Holdings Ltd.
sponsored ADR	100	950
Power One, Inc. (a)	100	554
Rockwell Automation, Inc.	1,050,300	55,560,870
Roper Industries, Inc.	484,700	19,043,863
SolarWorld AG	100	14,933
		84,740,216
Industrial Conglomerates 0.7%
Hutchison Whampoa Ltd. ADR	100	5,185
Keppel Corp. Ltd. sponsored ADR	200	3,050
Max India Ltd. (a)	176,703	2,275,169
Smiths Group PLC	100	1,692
Teleflex, Inc.	510,800	36,011,400
		38,296,496
Machinery – 3.5%
AGCO Corp. (a)	1,372,400	24,977,680
Bucher Holding AG	500	42,114
CNH Global NV	100	1,970
Deutz AG (a)	100	528
Dover Corp.	222,500	9,075,775
Eicher Motors Ltd.	342,065	2,197,683
Flowserve Corp. (a)	458,000	16,648,300
Gehl Co. (a)	150	4,181
Harsco Corp.	848,599	55,642,636
Heidelberger Druckmaschinen AG	178,400	6,114,865
Koyo Seiko Co. Ltd.	1,000	15,189
Krones AG	2,900	303,502
MAN AG	100	5,131
Middleby Corp. (a)	100	7,250
PACCAR, Inc.	150	10,184
Pentair, Inc.	100	3,650
Railpower Technologies Corp. (a)	100	466
Tata Motors Ltd.	452,400	5,498,685

Quarterly Report 48

Common Stocks continued
	Shares	Value

INDUSTRIALS – continued
Machinery – continued
Tata Motors Ltd. sponsored ADR	17,100	$210,843
Terex Corp. (a)	683,700	33,795,291
Toshiba Machine Co. Ltd.	1,000	7,408
Trinity Industries, Inc.	121,700	4,927,633
Wabash National Corp	100	1,966
Wabtec Corp.	246,700	6,729,976
Watts Water Technologies, Inc. Class A .	443,800	12,803,630
Zenon Environmental, Inc. (a)	363,400	7,614,333
		186,640,869
Marine – 0.1%
Alexander & Baldwin, Inc.	131,445	6,998,132
Hanjin Shipping Co. Ltd.	80	1,871
Odfjell ASA (B Shares)	100	2,030
		7,002,033
Road & Rail 0.0%
Burlington Northern Santa Fe Corp.	100	5,980
CNF, Inc.	100	5,250
Guangshen Railway Co. Ltd.
sponsored ADR	100	1,615
Heartland Express, Inc.	150	3,051
Knight Transportation, Inc.	150	3,654
Old Dominion Freight Lines, Inc. (a)	150	5,024
		24,574
Trading Companies & Distributors – 0.2%
Bunzl PLC	78	782
Fastenal Co.	200	12,218
MSC Industrial Direct Co., Inc. Class A	288,300	9,562,911
NuCo2, Inc. (a)	64,000	1,648,000
Richelieu Hardware Ltd	100	1,892
STB Leasing Co. Ltd.	100	1,903
United Rentals, Inc. (a)	100	1,971
		11,229,677
Transportation Infrastructure – 0.0%
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,167
Macquarie Infrastructure Group unit	100	306
Sea Containers Ltd. Class B	7,900	91,719
		93,192

TOTAL INDUSTRIALS		616,515,992

INFORMATION TECHNOLOGY 12.8%
Communications Equipment – 1.1%
Arris Group, Inc. (a)	100	1,186
AudioCodes Ltd. (a)	100	1,101
Avaya, Inc. (a)	100	1,030
Black Box Corp.	100	4,196
Comtech Telecommunications Corp. (a) .	150	6,221
Foxconn International Holdings Ltd.	1,000	1,083
Ixia (a)	100	1,471
Juniper Networks, Inc. (a)	200	4,758

	Shares	Value
NETGEAR, Inc. (a)	853,300	$ 20,530,398
Option NV (a)	90	4,934
Plantronics, Inc.	103,900	3,201,159
Polycom, Inc. (a)	200	3,234
Powerwave Technologies, Inc. (a)	100	1,299
Redback Networks, Inc. (a)	100	992
Research In Motion Ltd. (a)	100	6,821
TANDBERG ASA	2,446,500	32,676,016
		56,445,899
Computers & Peripherals 2.3%
Apple Computer, Inc. (a)	806,100	43,215,021
Compal Electronics, Inc.	1,113	1,098
Foxconn Technology Co. Ltd.	1,100	4,607
Gemplus International SA
sponsored ADR (a)	100	553
Hutchinson Technology, Inc. (a)	200	5,224
iCAD, Inc. (a)	1,330,500	3,339,555
M Systems Flash Disk Pioneers Ltd. (a)	900	26,928
Moser Baer India Ltd.	200	965
Oberthur Card Systems	683,600	6,196,810
Overland Storage, Inc. (a)	100	815
Psion PLC	33	89
SanDisk Corp. (a)	1,304,648	62,949,266
Seagate Technology	319,600	5,065,660
Synaptics, Inc. (a)	100	1,880
		120,808,471
Electronic Equipment & Instruments – 3.3%
Agilent Technologies, Inc. (a)	100	3,275
Amphenol Corp. Class A	100	4,034
Applied Films Corp. (a)	100	2,100
BEI Technologies, Inc.	100	3,499
Brightpoint, Inc. (a)	225	4,307
CDW Corp.	900,791	53,074,606
CellStar Corp. (a)	100	155
Cogent, Inc.	200	4,750
Cognex Corp.	100	3,007
Excel Technology, Inc. (a)	100	2,569
Hon Hai Precision Industry Co. Ltd.
(Foxconn)	10,565,597	49,189,698
I. D. Systems Inc. (a)	100	1,983
Iteris, Inc. (a)	100	269
Itron, Inc. (a)	100	4,566
KEMET Corp. (a)	802,100	6,721,598
Keyence Corp.	14,300	3,620,800
Measurement Specialties, Inc. (a)	28,094	595,593
Metrologic Instruments, Inc. (a)	200	3,638
Mettler Toledo International, Inc. (a)	147,900	7,539,942
Molex, Inc.	100	2,668
MTS Systems Corp.	100	3,777
National Instruments Corp.	339,900	8,375,136
Renishaw PLC	100	1,509
Robotic Vision Systems, Inc. (a)	100	1
ScanSource, Inc. (a)	100	4,874

49 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Symbol Technologies, Inc.	189	$1,830
Trimble Navigation Ltd. (a)	298,500	10,056,465
Universal Display Corp. (a)	100	1,115
Vishay Intertechnology, Inc. (a)	3,136,600	37,482,370
Xyratex Ltd. (a)	18,700	275,077
Yageo Corp. sponsored GDR (a)	100	167
		176,985,378
Internet Software & Services 1.4%
Akamai Technologies, Inc. (a)	100	1,595
aQuantive, Inc. (a)	184,011	3,704,141
Bankrate, Inc. (a)	100	2,743
eCollege.com (a)	112,000	1,664,320
Entrust, Inc. (a)	100	560
Homestore, Inc. (a)	6,303	27,418
Iliad Group SA	100	5,542
iMergent, Inc. (a)	100	557
InfoSpace, Inc. (a)	100	2,387
iVillage, Inc. (a)	100	726
Jupitermedia Corp. (a)	100	1,771
LookSmart Ltd. (a)	100	83
MIVA, Inc. (a)	100	603
Neoforma, Inc. (a)	100	853
Net2Phone, Inc. (a)	100	175
Open Text Corp. (a)	100	1,406
RealNetworks, Inc. (a)	3,753,204	21,430,795
Sina Corp. (a)	100	2,750
Sohu.com, Inc. (a)	39,000	668,070
SonicWALL, Inc. (a)	100	635
Tencent Holdings Ltd.	1,000	1,212
ValueClick, Inc. (a)	2,385,695	40,771,528
VeriSign, Inc. (a)	64	1,368
WebEx Communications, Inc. (a)	100	2,451
Websense, Inc. (a)	100	5,121
Yahoo! Japan Corp	3,300	3,893,858
Yahoo! Japan Corp. New	3,300	3,952,412
		76,145,080
IT Services 0.8%
Affiliated Computer Services, Inc.
Class A (a)	158,116	8,633,134
Ciber, Inc. (a)	100	743
Computershare Ltd.	100	503
DST Systems, Inc. (a)	600	32,898
Global Payments, Inc.	100	7,772
Infocrossing, Inc. (a)	100	919
Infosys Technologies Ltd.	15,605	892,987
Infosys Technologies Ltd. sponsored ADR	200	14,856
infoUSA, Inc.	100	1,062
Lionbridge Technologies, Inc. (a)	1,323,300	8,932,275
ManTech International Corp. Class A (a)	188,332	4,973,848
Maximus, Inc.	328,200	11,733,150

	Shares	Value
Net One Systems Co. Ltd.	78	$154,317
Obic Co. Ltd.	43,400	7,431,244
RightNow Technologies, Inc. (a)	100	1,472
Satyam Computer Services Ltd.	100	1,275
StarTek, Inc.	100	1,320
Syntel, Inc.	100	1,949
TALX Corp.	150	4,919
The BISYS Group, Inc. (a)	100	1,343
TietoEnator Oyj	100	3,360
TIS, Inc.	111,100	2,326,165
Tyler Technologies, Inc. (a)	100	828
		45,152,339
Office Electronics – 0.0%
Zebra Technologies Corp. Class A (a)	75	2,932
Semiconductors & Semiconductor Equipment – 2.0%
Agere Systems, Inc. (a)	10	104
Analog Devices, Inc.	281,700	10,462,338
ARM Holdings PLC sponsored ADR	100	627
ASM Pacific Technology Ltd.	500	2,433
ASML Holding NV (NY Shares) (a)	100	1,651
Credence Systems Corp. (a)	772,500	6,164,550
Freescale Semiconductor, Inc. Class A (a)	100	2,341
Hi/fn, Inc. (a)	8	44
International Rectifier Corp. (a)	100	4,508
IXYS Corp. (a)	91,286	963,980
KLA Tencor Corp.	100	4,876
Marvell Technology Group Ltd. (a)	200	9,222
Microchip Technology, Inc.	100	3,012
National Semiconductor Corp.	200	5,260
NVIDIA Corp. (a)	2,223,300	76,214,724
Omnivision Technologies, Inc. (a)	300	3,786
Silicon Image, Inc. (a)	100	889
Tessera Technologies, Inc. (a)	100	2,991
Zoran Corp. (a)	1,052,937	15,056,999
		108,904,335
Software 1.9%
Activision, Inc. (a)	913,954	18,690,359
Adobe Systems, Inc.	100	2,985
Advent Software, Inc. (a)	143,911	3,876,962
Altiris, Inc. (a)	100	1,529
Autodesk, Inc. (a)	100	4,644
Autonomy Corp. PLC (a)	100	597
Blackboard, Inc. (a)	100	2,501
Bottomline Technologies, Inc. (a)	11	166
Cadence Design Systems, Inc. (a)	100	1,616
CCC Information Services Group, Inc. (a)	100	2,613
Cognos, Inc. (a)	823,600	31,857,296
Concur Technologies, Inc. (a)	100	1,237
DATATRAK International, Inc. (a)	150	1,682
Electronic Arts, Inc. (a)	137,400	7,816,686
FactSet Research Systems, Inc.	150	5,286
FileNET Corp. (a)	100	2,790
Hitachi Software Engineerng Co. Ltd.	100	1,616

Quarterly Report

50

Common Stocks continued

	Shares	Value

INFORMATION TECHNOLOGY – continued
Software – continued
Informatica Corp. (a)	100	$1,202
Intuit, Inc. (a)	100	4,481
JAMDAT Mobile, Inc.	38,100	800,100
Kronos, Inc. (a)	100	4,464
Macromedia, Inc. (a)	100	4,067
Macrovision Corp. (a)	100	1,910
Manhattan Associates, Inc. (a)	100	2,320
MRO Software, Inc. (a)	100	1,684
Napster, Inc. (a)	100	400
NAVTEQ Corp. (a)	100	4,995
NDS Group PLC sponsored ADR (a)	100	3,715
Open Solutions, Inc. (a)	454,609	9,919,568
Plato Learning, Inc. (a)	82,400	627,064
Quality Systems, Inc.	100	6,909
Renaissance Learning, Inc.	300,026	5,340,463
RSA Security, Inc. (a)	251	3,190
Salesforce.com, Inc. (a)	36,100	834,632
ScanSoft, Inc. (a)	100	533
Subex Systems Ltd.	100	1,377
Symantec Corp. (a)	100	2,266
Synopsys, Inc. (a)	372,900	7,047,810
Tata Elxsi Ltd.	100	458
Temenos Group AG (a)	100	850
THQ, Inc. (a)	618,850	13,193,882
Ultimate Software Group, Inc. (a)	100	1,842
Vasco Data Security International, Inc. (a)	41,700	378,219
		100,458,966

TOTAL INFORMATION TECHNOLOGY		684,903,400

MATERIALS 7.8%
Chemicals 2.1%
Airgas, Inc.	919,300	27,238,859
American Vanguard Corp.	300	5,493
Asian Paints India Ltd.	880,007	10,104,414
Balchem Corp.	150	4,133
Chemtura Corp.	929,100	11,539,422
Ecolab, Inc.	516,200	16,482,266
Filtrona PLC	50	242
Jubilant Organosys Ltd.	100	2,273
K&S AG	59,500	4,201,900
Lonza Group AG	10	590
Monsanto Co.	272,800	17,118,200
Mosaic Co. (a)	100	1,602
Nitto Denko Corp.	104,800	5,941,234
Novozymes AS Series B	100	5,155
Potash Corp. of Saskatchewan	100	9,319
Praxair, Inc.	125,100	5,996,043
Quaker Chemical Corp.	100	1,738
Recticel SA	100	986

	Shares	Value
Sasa Dupont Sabanci Polyester Sanayi AS	1	$1
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	2,000	703
sponsored ADR	200	7,050
Syngenta AG sponsored ADR	100	2,100
Tokuyama Corp.	1,289,000	12,716,635
United Phosphorous Ltd.	455	2,169
		111,382,527
Construction Materials – 0.2%
Cemex SA de CV sponsored ADR	108	5,648
Florida Rock Industries, Inc.	149,175	9,560,626
Headwaters, Inc. (a)	100	3,740
Vulcan Materials Co.	100	7,421
		9,577,435
Containers & Packaging – 0.0%
Essel Propack Ltd.	270,100	2,148,879
Sealed Air Corp. (a)	100	4,746
Silgan Holdings, Inc.	68	2,262
		2,155,887
Metals & Mining – 5.2%
Agnico Eagle Mines Ltd.	1,143,930	16,953,306
Agnico Eagle Mines Ltd. (a)	23,350	49,035
Aleris International, Inc. (a)	100	2,745
Barrick Gold Corp.	100	2,899
BHP Billiton Ltd. sponsored ADR	100	3,418
BlueScope Steel Ltd.	100	729
Century Aluminum Co. (a)	100	2,248
Compania de Minas Buenaventura SA
sponsored ADR	452,000	14,034,600
Dofasco, Inc.	100	3,755
Falconbridge Ltd.	277	7,403
FNX Mining Co., Inc. (a)	100	1,313
Fording Canadian Coal Trust	116,700	4,975,760
Freeport McMoRan Copper & Gold, Inc.
Class B	1,285,900	62,481,881
Glamis Gold Ltd. (a)	100	2,193
Goldcorp, Inc.	146,800	2,942,061
Golden Star Resources Ltd. (a)	250,000	827,886
Harmony Gold Mining Co. Ltd.	1,049,100	11,477,153
High River Gold Mines Ltd. (a)	1,989,600	2,515,665
Inco Ltd.	100	4,730
Inmet Mining Corp. (a)	100	1,793
Ivanhoe Mines Ltd. (a)	100	843
Kinross Gold Corp. (a)	6,605,666	50,738,515
Mechel Steel Group OAO sponsored ADR	100	3,648
Meridian Gold, Inc. (a)	100	2,180
Mittal Steel Co. NV Class A (NY Shares)	3,044	87,653
Newmont Mining Corp.	1,782,180	84,065,431
Nippon Steel Corp.	3,096,700	11,703,701
Northern Orion Resources, Inc. (a)	100	293

51 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

MATERIALS – continued
Metals & Mining – continued
Nucor Corp.	100	$5,899
Phelps Dodge Corp.	100	12,993
POSCO sponsored ADR	100	5,656
Sumitomo Metal Mining Co. Ltd.	1,000	9,333
Tata Steel Ltd.	100	963
Teck Cominco Ltd. Class B (sub. vtg.)	279,600	12,541,837
Xstrata PLC	100	2,592
		275,472,110
Paper & Forest Products 0.3%
Cathay Forest Products Corp. (a)	40,100	20,005
International Forest Products (Interfor)
Class A (a)	9,100	52,051
Lee & Man Paper Manufacturing Ltd.	10,218,000	9,681,438
MAXXAM, Inc. (a)	100	3,360
Pope Resources, Inc. LP	100	3,130
Sino Forest Corp. (a)	2,546,500	7,381,477
Votorantim Celulose e Papel SA
sponsored ADR (non vtg.)	250	3,350
Weyerhaeuser Co.	100	6,875
		17,151,686

TOTAL MATERIALS		415,739,645

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services – 0.1%
Cable & Wireless PLC sponsored ADR	716,800	5,390,336
Covad Communications Group, Inc. (a) .	61	65
Golden Telecom, Inc.	100	3,157
Philippine Long Distance Telephone Co.	100	3,005
PT Indosat Tbk sponsored ADR	100	2,500
PT Telkomunikasi Indonesia Tbk
sponsored ADR	100	2,081
		5,401,144
Wireless Telecommunication Services – 1.7%
America Movil SA de CV Series L
sponsored ADR	389,700	10,256,904
Bharti Televentures Ltd. (a)	640,600	5,145,932
MTN Group Ltd.	100	828
Nextel Partners, Inc. Class A (a)	100	2,510
NII Holdings, Inc. (a)	908,308	76,706,611
Sprint Nextel Corp.	126	2,996
Telemig Celular Participacoes SA
sponsored ADR	100	3,380
		92,119,161

TOTAL TELECOMMUNICATION SERVICES		97,520,305

		Shares	Value

UTILITIES 0.5%
Electric Utilities – 0.0%
FPL Group, Inc.		200	$9,520
Korea Electric Power Corp. sponsored
ADR		100	1,771
PPL Corp.		200	6,466
			17,757
Gas Utilities 0.3%
SEMCO Energy, Inc. (a)(d)		1,613,700	10,634,283
Xinao Gas Holdings Ltd.		8,744,000	6,875,853
			17,510,136
Independent Power Producers & Energy Traders 0.2%
AES Corp. (a)		622,300	10,224,389
Multi-Utilities – 0.0%
Public Service Enterprise Group, Inc.		100	6,436
TOTAL UTILITIES			27,758,718

TOTAL COMMON STOCKS
(Cost $3,685,080,421)		4,818,242,296

Nonconvertible Preferred Stocks 0.0%
CONSUMER DISCRETIONARY	0.0%
Household Durables 0.0%
Fedders Corp. Series A, 8.60%
(Cost $119)		5	64

Money Market Funds 11.8%
Fidelity Cash Central Fund, 3.82% (b) .		544,931,540	544,931,540
Fidelity Securities Lending Cash Central
Fund, 3.84% (b)(c)		83,365,574	83,365,574
TOTAL MONEY MARKET FUNDS
(Cost $628,297,114)		628,297,114

TOTAL INVESTMENT PORTFOLIO 101.9%
(Cost $4,313,377,654)		5,446,539,474

NET OTHER ASSETS (1.9)%		(101,258,048)

NET ASSETS 100%		$5,345,281,426

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,317,352 or 0.0% of net assets.

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,				Value,
	beginning of		Sales	Dividend	end of
Affiliates	period	Purchases	Proceeds	Income	period
Harvard Bioscience, Inc	$ 13,996,708	$	$	$	$ 9,220,293
IMPCO Technologies, Inc	11,373,320	7,701,234	5,209,047	—	10,840,758
LKQ Corp	6,328,814	27,305,192	1,084,757	—	39,363,163
SEMCO Energy, Inc		9,501,356			10,634,283
Stratagene Corp	6,584,400	6,768,249	1,381,366	—	12,987,437
Strategic Diagnostics, Inc	2,773,050	2,383,669	—	—	6,074,150
Total	$ 41,056,292	$53,659,700	$ 7,675,170	$—	$89,120,084

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $4,319,896,171. Net unrealized appreciation aggregated $1,126,643,303, of which $1,219,859,854 related to appreciated investment securities and $93,216,551 related to depreciated investment securities.

53 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

54

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Value Strategies Portfolio

September 30, 2005

1.808798.101 VIPVS-QTLY 1105

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 98.2%

	Shares	Value

CONSUMER DISCRETIONARY 16.0%
Auto Components – 0.2%
Lear Corp.	26,000	$883,220
Automobiles – 0.4%
Monaco Coach Corp.	27,100	399,454
Nissan Motor Co. Ltd.	98,188	1,128,180
		1,527,634
Diversified Consumer Services 0.1%
Service Corp. International (SCI)	49,800	412,842
Hotels, Restaurants & Leisure 6.0%
Brinker International, Inc.	79,700	2,993,532
Carnival Corp. unit	33,900	1,694,322
Domino’s Pizza, Inc.	352,300	8,215,636
Outback Steakhouse, Inc.	74,900	2,741,340
Royal Caribbean Cruises Ltd.	104,700	4,523,040
Wendy’s International, Inc.	21,500	970,725
WMS Industries, Inc. (a)	151,100	4,250,443
		25,389,038
Household Durables 0.6%
Matsushita Electric Industrial Co. Ltd.	39,000	667,290
Newell Rubbermaid, Inc.	81,700	1,850,505
		2,517,795
Leisure Equipment & Products 1.6%
Brunswick Corp.	52,000	1,961,960
Eastman Kodak Co.	163,400	3,975,522
K2, Inc. (a)	60,200	686,280
		6,623,762
Media 2.6%
Citadel Broadcasting Corp. (a)	10,500	144,165
Clear Channel Communications, Inc.	45,600	1,499,784
E.W. Scripps Co. Class A	29,000	1,449,130
Gannett Co., Inc.	18,700	1,287,121
Lamar Advertising Co. Class A (a)	36,000	1,632,960
The New York Times Co. Class A	42,900	1,276,275
The Reader’s Digest Association, Inc.
(non vtg.)	87,500	1,397,375
Tribune Co.	37,600	1,274,264
Viacom, Inc. Class B (non vtg.)	36,600	1,208,166
		11,169,240
Multiline Retail – 0.8%
Big Lots, Inc. (a)	160,900	1,768,291
Family Dollar Stores, Inc.	94,400	1,875,728
		3,644,019
Specialty Retail 3.0%
AnnTaylor Stores Corp. (a)	116,700	3,098,385
Gap, Inc.	88,000	1,533,840
Hot Topic, Inc. (a)	45,900	705,024
Pier 1 Imports, Inc.	168,200	1,895,614
Sports Authority, Inc. (a)	56,000	1,648,640

	Shares	Value
TBC Corp. New (a)	33,300	$1,148,517
Tiffany & Co., Inc.	67,900	2,700,383
		12,730,403
Textiles, Apparel & Luxury Goods 0.7%
Liz Claiborne, Inc.	78,800	3,098,416

TOTAL CONSUMER DISCRETIONARY		67,996,369

CONSUMER STAPLES 2.4%
Food & Staples Retailing – 1.3%
Safeway, Inc.	219,289	5,613,798
Food Products – 0.5%
Dean Foods Co. (a)	55,100	2,141,186
TreeHouse Foods, Inc. (a)	5,620	151,066
		2,292,252
Household Products – 0.6%
Colgate Palmolive Co.	44,400	2,343,876

TOTAL CONSUMER STAPLES		10,249,926

ENERGY 8.2%
Energy Equipment & Services – 8.2%
Baker Hughes, Inc.	46,600	2,781,088
BJ Services Co.	61,000	2,195,390
Cooper Cameron Corp. (a)	44,500	3,289,885
ENSCO International, Inc.	33,300	1,551,447
FMC Technologies, Inc. (a)	30,600	1,288,566
GlobalSantaFe Corp.	33,900	1,546,518
Halliburton Co.	74,800	5,125,296
Helmerich & Payne, Inc.	48,100	2,904,759
Nabors Industries Ltd. (a)	29,900	2,147,717
National Oilwell Varco, Inc. (a)	67,500	4,441,500
Noble Corp.	33,300	2,279,718
Smith International, Inc.	30,100	1,002,631
Transocean, Inc. (a)	38,700	2,372,697
Weatherford International Ltd. (a)	25,500	1,750,830
		34,678,042

FINANCIALS 13.1%
Capital Markets 1.6%
Janus Capital Group, Inc.	107,800	1,557,710
Lehman Brothers Holdings, Inc.	20,400	2,376,192
Merrill Lynch & Co., Inc.	47,000	2,883,450
		6,817,352
Commercial Banks – 1.3%
Bank of America Corp.	29,700	1,250,370
UnionBanCal Corp.	26,600	1,854,552
Wachovia Corp.	46,700	2,222,453
		5,327,375
Insurance – 7.2%
AFLAC, Inc.	77,300	3,501,690
AMBAC Financial Group, Inc.	28,900	2,082,534
Axis Capital Holdings Ltd.	88,000	2,508,880

Quarterly Report

56

Common Stocks continued
	Shares	Value

FINANCIALS – continued
Insurance – continued
Endurance Specialty Holdings Ltd.	170,900	$5,829,399
Genworth Financial, Inc. Class A
(non vtg.)	54,200	1,747,408
Hartford Financial Services Group, Inc.	18,900	1,458,513
MBIA, Inc.	42,900	2,600,598
MetLife, Inc.	43,000	2,142,690
MetLife, Inc. unit	32,232	904,752
Montpelier Re Holdings Ltd.	58,300	1,448,755
PartnerRe Ltd.	1,000	64,050
Prudential Financial, Inc.	23,700	1,601,172
Scottish Re Group Ltd.	29,400	700,896
The St. Paul Travelers Companies, Inc.	53,700	2,409,519
United America Indemnity Ltd. Class A (a)	86,100	1,579,935
		30,580,791
Real Estate 1.2%
Alexandria Real Estate Equities, Inc.	14,000	1,157,660
Digital Realty Trust, Inc.	8,500	153,000
General Growth Properties, Inc.	54,000	2,426,220
Vornado Realty Trust	17,700	1,533,174
		5,270,054
Thrifts & Mortgage Finance – 1.8%
Countrywide Financial Corp.	61,900	2,041,462
Fannie Mae	44,500	1,994,490
Freddie Mac	35,600	2,009,976
Hudson City Bancorp, Inc.	140,900	1,676,710
		7,722,638

TOTAL FINANCIALS		55,718,210

HEALTH CARE 13.4%
Biotechnology – 0.6%
Cephalon, Inc. (a)	34,600	1,606,132
MedImmune, Inc. (a)	26,700	898,455
		2,504,587
Health Care Equipment & Supplies 3.8%
Baxter International, Inc.	159,400	6,355,278
Becton, Dickinson & Co.	40,100	2,102,443
CONMED Corp. (a)	19,900	554,812
Dade Behring Holdings, Inc.	45,900	1,682,694
Fisher Scientific International, Inc. (a)	38,500	2,388,925
Hospira, Inc. (a)	11,100	454,767
Varian, Inc. (a)	73,500	2,522,520
		16,061,439
Health Care Providers & Services 7.5%
AmerisourceBergen Corp.	62,300	4,815,790
Community Health Systems, Inc. (a)	100,800	3,912,048
HCA, Inc.	65,500	3,138,760
Health Net, Inc. (a)	16,900	799,708

	Shares	Value
McKesson Corp.	114,000	$5,409,300
Omnicare, Inc.	26,600	1,495,718
Pediatrix Medical Group, Inc. (a)	21,200	1,628,584
Quest Diagnostics, Inc.	73,900	3,734,906
Sunrise Senior Living, Inc. (a)	21,700	1,448,258
Triad Hospitals, Inc. (a)	40,000	1,810,800
Universal Health Services, Inc. Class B	55,700	2,652,991
WebMD Corp. (a)	81,200	899,696
		31,746,559
Pharmaceuticals 1.5%
Schering Plough Corp.	233,300	4,910,965
Teva Pharmaceutical Industries Ltd.
sponsored ADR	51,900	1,734,498
		6,645,463

TOTAL HEALTH CARE		56,958,048

INDUSTRIALS – 10.9%
Aerospace & Defense – 0.9%
EADS NV	45,100	1,599,534
Honeywell International, Inc.	32,800	1,230,000
Precision Castparts Corp.	22,100	1,173,510
		4,003,044
Airlines – 0.3%
Ryanair Holdings PLC sponsored ADR (a)	30,200	1,375,006
Building Products – 0.8%
Masco Corp.	105,700	3,242,876
Commercial Services & Supplies 2.9%
Aramark Corp. Class B	49,100	1,311,461
Manpower, Inc.	27,800	1,234,042
Monster Worldwide, Inc. (a)	289,000	8,875,190
Navigant Consulting, Inc. (a)	53,200	1,019,312
		12,440,005
Construction & Engineering – 0.7%
Dycom Industries, Inc. (a)	138,100	2,792,382
Industrial Conglomerates 1.1%
Tyco International Ltd.	173,900	4,843,115
Machinery – 2.7%
Albany International Corp. Class A	59,900	2,208,513
Briggs & Stratton Corp.	44,800	1,549,632
Harsco Corp.	26,600	1,744,162
Kennametal, Inc.	53,300	2,613,832
SPX Corp.	69,800	3,207,310
		11,323,449
Road & Rail 1.4%
Canadian National Railway Co.	33,200	2,355,926
CSX Corp.	30,800	1,431,584
Laidlaw International, Inc.	94,500	2,284,065
		6,071,575

57 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value

INDUSTRIALS – continued
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Co. Trust	17,402	$490,736

TOTAL INDUSTRIALS		46,582,188

INFORMATION TECHNOLOGY 23.2%
Communications Equipment – 3.9%
ADC Telecommunications, Inc. (a)	110,028	2,515,240
Alcatel SA sponsored ADR (a)	103,600	1,390,312
Belden CDT, Inc.	257,600	5,005,168
EVS Broadcast Equipment SA	43,975	1,580,781
Motorola, Inc.	102,300	2,259,807
Nokia Corp. sponsored ADR	85,500	1,445,805
Powerwave Technologies, Inc. (a)	177,200	2,301,828
		16,498,941
Computers & Peripherals 2.6%
Maxtor Corp. (a)	263,000	1,157,200
Palm, Inc. (a)	90,600	2,566,698
Seagate Technology	186,100	2,949,685
Western Digital Corp. (a)	354,600	4,584,978
		11,258,561
Electronic Equipment & Instruments – 5.8%
Agilent Technologies, Inc. (a)	117,600	3,851,400
Avnet, Inc. (a)	149,700	3,660,165
AVX Corp.	153,800	1,959,412
Celestica, Inc. (sub. vtg.) (a)	290,100	3,251,336
Flextronics International Ltd. (a)	353,600	4,543,760
Mettler Toledo International, Inc. (a)	44,400	2,263,512
Molex, Inc.	63,900	1,704,852
Symbol Technologies, Inc.	262,300	2,539,064
Tech Data Corp. (a)	24,300	892,053
		24,665,554
IT Services 1.8%
Affiliated Computer Services, Inc.
Class A (a)	55,900	3,052,140
Ceridian Corp. (a)	226,600	4,701,950
		7,754,090
Office Electronics – 1.6%
Xerox Corp. (a)	494,500	6,749,925
Semiconductors & Semiconductor Equipment – 4.8%
Agere Systems, Inc. (a)	5,440	56,630
Applied Materials, Inc.	121,100	2,053,856
Applied Micro Circuits Corp. (a)	674,300	2,022,900
ASML Holding NV (NY Shares) (a)	111,500	1,840,865
Fairchild Semiconductor International,
Inc. (a)	95,100	1,413,186
National Semiconductor Corp.	102,700	2,701,010
Novellus Systems, Inc. (a)	72,100	1,808,268
Omnivision Technologies, Inc. (a)	278,100	3,509,622

	Shares	Value
Samsung Electronics Co. Ltd.	4,850	$2,732,917
Trident Microsystems, Inc. (a)	71,000	2,258,510
		20,397,764
Software 2.7%
Activision, Inc. (a)	85,066	1,739,600
Cadence Design Systems, Inc. (a)	95,400	1,541,664
Take Two Interactive Software, Inc. (a)	183,850	4,061,247
THQ, Inc. (a)	195,241	4,162,538
		11,505,049

TOTAL INFORMATION TECHNOLOGY		98,829,884

MATERIALS 4.1%
Chemicals 2.5%
Albemarle Corp.	15,300	576,810
Ashland, Inc.	37,300	2,060,452
Celanese Corp. Class A	33,700	581,325
Chemtura Corp.	113,389	1,408,291
Cytec Industries, Inc.	44,200	1,917,396
Georgia Gulf Corp.	15,420	371,314
Lyondell Chemical Co.	43,790	1,253,270
OM Group, Inc. (a)	16,500	332,145
Spartech Corp.	63,600	1,242,744
Valspar Corp.	32,200	719,992
		10,463,739
Containers & Packaging – 0.3%
Owens Illinois, Inc. (a)	67,500	1,391,850
Metals & Mining – 1.3%
Alcan, Inc.	69,000	2,187,038
Alcoa, Inc.	85,100	2,078,142
Nucor Corp.	23,600	1,392,164
		5,657,344

TOTAL MATERIALS		17,512,933

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services – 0.9%
Alaska Communication Systems Group,
Inc.	94,500	1,081,080
Citizens Communications Co.	109,600	1,485,080
Iowa Telecommunication Services, Inc. .	71,952	1,210,233
		3,776,393
Wireless Telecommunication Services – 0.8%
ALLTEL Corp.	23,900	1,556,129
American Tower Corp. Class A (a)	47,032	1,173,448
Motient Corp. (a)	37,700	763,425
		3,493,002

TOTAL TELECOMMUNICATION SERVICES		7,269,395

UTILITIES 5.2%
Electric Utilities – 2.4%
Edison International	72,500	3,427,800

Quarterly Report

58

Common Stocks continued
	Shares	Value

UTILITIES – continued
Electric Utilities – continued
Entergy Corp.	31,400	$ 2,333,648
Exelon Corp.	35,000	1,870,400
PPL Corp.	73,900	2,389,187
		10,021,035
Independent Power Producers & Energy Traders 1.9%
AES Corp. (a)	89,200	1,465,556
Constellation Energy Group, Inc.	21,400	1,318,240
NRG Energy, Inc. (a)	42,200	1,797,720
TXU Corp.	32,900	3,713,752
		8,295,268
Multi-Utilities – 0.9%
PG&E Corp.	58,500	2,296,125
Public Service Enterprise Group, Inc.	21,200	1,364,432
		3,660,557

TOTAL UTILITIES		21,976,860

TOTAL COMMON STOCKS
(Cost $397,566,767)		417,771,855

Money Market Funds 3.0%

Fidelity Cash Central Fund, 3.82% (b)	3,389,185	3,389,185
Fidelity Securities Lending Cash Central
Fund, 3.84% (b)(c)	9,312,075	9,312,075
TOTAL MONEY MARKET FUNDS
(Cost $12,701,260)		12,701,260

TOTAL INVESTMENT PORTFOLIO	101.2%
(Cost $410,268,027)		430,473,115

NET OTHER ASSETS (1.2)%		(5,210,014)

NET ASSETS 100%	$ 425,263,101

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $410,579,094. Net unrealized appreciation aggregated $19,894,021, of which $39,947,654 related to appreciated investment securities and $20,053,633 related to depreciated investment securities.

59 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

60

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005